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                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND
                         JUNDT SCIENCE & TECHNOLOGY FUND




                                   PROSPECTUS




                                  JULY 1, 2000





     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    THE FUNDS

     The Jundt Growth Fund, Inc. (Growth Fund), Jundt U.S. Emerging Growth Fund (U.S. Emerging Growth Fund), Jundt Opportunity Fund (Opportunity Fund), Jundt Twenty-Five Fund (Twenty-Five Fund), Jundt Mid-Cap Growth Fund (Mid-Cap Growth
Fund) and Jundt Science & Technology Fund (Science & Technology Fund) are professionally managed mutual funds. An investor in any Fund becomes a "shareholder" of the Fund. Each Fund currently offers its shares in four classes (Class A, Class B, Class C and Class I). Different sales charges (loads) and other expenses apply to each class. This Prospectus relates to each Fund's Class A, B and C shares (the only shares the general public may purchase) and to Growth Fund's Class I shares (which only certain investors may purchase).

     U.S. EMERGING GROWTH FUND HAS DISCONTINUED THE PUBLIC SALE OF ITS SHARES TO NEW INVESTORS AS OF APRIL 30, 2000. HOWEVER, SHAREHOLDERS WHO HAVE OPEN U.S. EMERGING GROWTH FUND ACCOUNTS MAY CONTINUE TO MAKE ADDITIONAL INVESTMENTS IN SUCH ACCOUNTS AND REINVEST DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. CURRENT SHAREHOLDERS IN THE FUND MAY ALSO BE ABLE TO OPEN ADDITIONAL U.S. EMERGING GROWTH FUND ACCOUNTS UNDER CERTAIN LIMITED CONDITIONS. IF A U.S. EMERGING GROWTH FUND ACCOUNT IS CLOSED, HOWEVER, ADDITIONAL INVESTMENTS IN THE FUND WILL NOT NORMALLY BE POSSIBLE.

     BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


                               RISK/RETURN SUMMARY

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     Each Fund's investment objective is long-term capital appreciation. A Fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any Fund will meet its investment objective.


WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

     The Funds' investment adviser seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in stocks of comparable foreign companies. The investment adviser employs a fundamental bottom up "growth" style approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or for the potential for dividends. In normal market conditions, the Funds' investment adviser will manage each of the Funds as follows:

     o GROWTH FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size to larger American growth companies (companies with annual revenues over $750 million). The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

     o U.S. EMERGING GROWTH FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily American emerging growth companies (companies with annual revenues less than $750 million). The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

     o OPPORTUNITY FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

     o TWENTY-FIVE FUND maintains a more concentrated portfolio of approximately, but not less than, 25 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

     o MID-CAP GROWTH FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size American growth companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from approximately $170 million to approximately $12 billion). However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

     o SCIENCE & TECHNOLOGY FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

     YOUR FUND INVESTMENT WILL BE SUBJECT TO VARIOUS RISKS. THESE RISKS MAY CAUSE YOU TO LOSE MONEY BY MAKING AN INVESTMENT IN A FUND. YOUR INVESTMENT WILL NOT BE A BANK DEPOSIT AND WILL NOT BE INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. SOME OF THE MORE IMPORTANT RISKS OF EACH FUND, AND A BRIEF DESCRIPTION OF THESE RISKS, ARE PROVIDED BELOW.

GROWTH FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of medium-size companies
o Risks of investing in options and futures contracts to protect against adverse market price changes

OPPORTUNITY FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller and medium-size companies
o  Risk of being a "non-diversified" fund
o  Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o  Risk of selling securities short

U.S. EMERGING GROWTH FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller companies
o Risks of investing in options and futures contracts to protect against adverse market price changes

TWENTY-FIVE FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller and medium-size companies
o  Risk of being a "non-diversified" fund
o  Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o  Risk of selling securities short

MID-CAP GROWTH FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller and medium-size companies
o  Risk of being a "non-diversified" fund
o  Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o  Risk of selling securities short

SCIENCE & TECHNOLOGY FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller and medium-size companies
o  Risk of being a "non-diversified" fund
o  Risk of concentration of investments in a single market sector
o  Volatility of investments in the science and technology sector
o  Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o  Risk of selling securities short

     o GENERAL INVESTMENT RISK. Mutual funds do not always meet their investment objectives. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the securities markets go down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     o RISK OF OWNING EQUITY SECURITIES. Common stocks, the primary investment of each Fund, tend to be more volatile than other investment choices. As a result, each Fund's portfolio will likely be subject to sharper declines in value compared with portfolios comprised of other investment choices.

     o RISK OF OWNING SMALLER AND MEDIUM-SIZE COMPANY STOCKS. Investments in stocks of smaller companies may fluctuate more sharply than those of larger, more established companies and, therefore, may expose the Funds to greater price volatility. While stocks of medium-size companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

     o RISK OF BEING NON-DIVERSIFIED. A non-diversified fund may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.

     o RISK OF MARKET SECTOR CONCENTRATION AND VOLATILITY OF INVESTMENTS IN THE SCIENCE AND TECHNOLOGY SECTOR. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Securities in the science and technology sector are often subject to unusually high price volatility. As a result, adverse developments affecting the science and technology sector may cause sharp declines in the NAV of Science & Technology Fund's shares.

     o RISK OF EMPLOYING "LEVERAGE." A Fund that borrows money to purchase additional investment securities (a practice known as "leverage") increases such Fund's market exposure and its risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's NAV will normally increase or decrease more than if it had not been leveraged. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses.

     o RISKS OF INVESTING IN OPTIONS AND FUTURES CONTRACTS. Each Fund may buy and sell put and call options and futures contracts (and related options) to protect against changes in NAV. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options and futures contracts to attempt to realize additional investment returns. This may involve risks similar to the use of leverage and may cause the Funds to incur substantial losses. The successful use of options and futures contracts depends on the ability of the Funds' investment adviser to correctly forecast the market.

     o RISK OF SELLING SECURITIES SHORT. When a security is sold "short," the Fund borrows the security sold and must replace the borrowed security at a specified future date. If the value of the security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. Moreover, the Fund cannot be assured that it will be able to close out a short sale position at any particular time or at an acceptable price.


WHO SHOULD AND SHOULD NOT INVEST IN THE FUNDS?

     The Funds are designed for long-term investors who can bear the risks that such an investment entails. Investors looking for current income or short-swing market gains should not invest in the Funds.


HOW HAVE THE FUNDS PERFORMED OVER TIME?

     The following bar charts and tables show the Funds' annual returns and long-term performance. YOU SHOULD NOT VIEW A FUND'S PAST PERFORMANCE AS A GUARANTEE OR INDICATOR OF HOW THE FUND WILL PERFORM IN THE FUTURE. This information provides some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns from year to year. It also shows how each Fund's average annual returns for the periods indicated compare with those of a broad-based market index.

GROWTH FUND

  CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

'92**          0.71%
'93**          0.06%
'94**          4.68%
'95**         17.81%
'96           15.22%
'97           10.85%
'98           43.30%
'99           19.97%

------------------
 *QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
  CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

**TOTAL RETURN PRIOR TO DECEMBER 29, 1995 REFLECTS THE FUND'S PERFORMANCE AS A
  CLOSED-END FUND.

  Best Quarter: ..........   (Q4, '98)        24.32%
  Worst Quarter: .........   (Q2, '94)        (6.36)%

  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                         SINCE         SINCE
                                                       INCEPTION     INCEPTION
                                1-YEAR      5-YEAR     (9/3/91)     (12/29/95)
                                ------      ------     --------     ----------
  Class A .................      13.42%       n/a         n/a         20.23%
  Class B .................      14.72%       n/a         n/a         20.70%
  Class C .................      17.82%       n/a         n/a         21.05%
  Class I .................      13.67%      19.63%      13.46%        n/a
  Russell 1000 Index ......      20.91%      20.03%      19.77%       25.66%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

U.S. EMERGING GROWTH FUND*

  CLASS A SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

'96            43.40%
'97            33.54%
'98            38.65%
'99            49.04%

------------------
 *QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
  CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

  Best Quarter: ..........   (Q4, '99)        44.60%
  Worst Quarter: .........   (Q1, '97)        (6.04)%

  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                          SINCE
                                                        INCEPTION
                                            1-YEAR      (1/2/96)
                                            ------      --------
  Class A ...........................       41.22%       39.19%
  Class B ...........................       43.96%       39.90%
  Class C ...........................       46.88%       40.17%
  Russell 2000 Growth Index .........       43.09%       16.12%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 2000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.



*U.S. EMERGING GROWTH FUND IS CLOSED TO NEW INVESTORS.

OPPORTUNITY FUND

  CLASS A SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

'97            41.15%
'98            60.83%
'99            36.11%


------------------
 *QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
  CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

  Best Quarter: ..........   (Q4, '99)        28.79%
  Worst Quarter: .........   (Q3, '99)        (4.72)%

  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                          SINCE
                                                        INCEPTION
                                            1-YEAR      (12/26/96)
                                            ------      ----------
  Class A ...........................       28.97%        42.21%
  Class B ...........................       31.10%        43.26%
  Class C ...........................       34.13%        43.69%
  Russell 1000 Growth Index .........       39.17%        33.23%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 1000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

TWENTY-FIVE FUND

  CLASS A SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

'98            75.21%
'99            41.59%

------------------
 *QUOTED RETURNS DO NOT REFLECT THE DEDUCTION OF APPLICABLE FRONT-END OR
  CONTINGENT DEFERRED SALES CHARGES. IF SUCH CHARGES WERE DEDUCTED, RETURNS WOULD BE LESS THAN THOSE SHOWN. QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

  Best Quarter: ..........   (Q4, '99)        23.52%
  Worst Quarter: .........   (Q3, '99)        (4.51)%

  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 1999:

                                                          SINCE
                                                        INCEPTION
                                            1-YEAR      (12/31/97)
                                            ------      ----------
  Class A ...........................       34.16%        53.32%
  Class B ...........................       36.59%        54.83%
  Class C ...........................       39.85%        56.41%
  Russell 1000 Growth Index .........       33.16%        35.91%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGE OR APPLICABLE CONTINGENT DEFERRED SALES CHARGE AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 1000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT MUTUAL FUND INVESTORS BEAR.


MID-CAP GROWTH FUND AND SCIENCE & TECHNOLOGY FUND

     No performance information is provided for Mid-Cap Growth Fund and Science & Technology Fund because, as new funds, they have no investment history.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.


GROWTH FUND                                             CLASS A     CLASS B     CLASS C     CLASS I
                                                        -------     -------     -------     -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM
  YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) .............      5.25%        None        None       5.25%
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption
  proceeds, whichever is lower) ...................      1.00%*       4.00%       1.00%      1.00%*

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..................................      1.00%        1.00%       1.00%      1.00%
 Distribution and/or Service (12b-1) Fees .........      0.25         1.00        1.00       None
 Other Expenses ...................................      0.56         0.56        0.56       0.56
                                                         ----         ----        ----       ----
 Total Annual Fund Operating Expenses .............      1.81%        2.56%       2.56%      1.56%

------------------
*Applicable during first year of any purchase of $1 million and above. No front-end sales charges apply to such purchases.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR     3 YEARS     5 YEARS    10 YEARS
                             ------     -------     -------    --------
  Class A ...............     $699      $1,065      $1,454      $2,540
  Class B ...............      659       1,096       1,560       2,709
  Class C ...............      359         796       1,360       2,895
  Class I ...............      675         992       1,330       2,284

You would pay the following expenses if you did not redeem your shares:

  Class B ...............     $259        $796      $1,360      $2,709
  Class C ...............      259         796       1,360       2,895


U.S. EMERGING GROWTH FUND                                        CLASS A      CLASS B      CLASS C
                                                                 -------      -------      -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) ......................       5.25%        None         None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption proceeds,
  whichever is lower) ......................................       1.00%**      4.00%        1.00%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ...........................................       1.00%        1.00%        1.00%
 Distribution and/or Service (12b-1) Fees ..................       0.25         1.00         1.00
 Other Expenses ............................................        .88          .88          .88
                                                                   ----         ----         ----
 Total Annual Fund Operating Expenses ......................       2.13%*       2.88%*       2.88%*

------------------
 *EXPENSE REIMBURSEMENTS. During the year ended December 31, 1999, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class A, Class B and Class C were 1.80%, 2.55% and 2.55%, respectively. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

**Applicable during first year of any purchase of $1 million and above. No front-end sales charges apply to such purchases.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR     3 YEARS     5 YEARS     10 YEARS
                             ------     -------     -------     --------
  Class A ...............     $730      $1,157      $1,609       $2,858
  Class B ...............      691       1,192       1,718        3,023
  Class C ...............      391         892       1,518        3,204

You would pay the following expenses if you did not redeem your shares:

  Class B ...............     $291      $  892      $1,518       $3,023
  Class C ...............      291         892       1,518        3,204


OPPORTUNITY FUND                                                  CLASS A      CLASS B      CLASS C
                                                                  -------      -------      -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price) ......................       5.25%         None         None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption proceeds,
  whichever is lower) ......................................       1.00%**       4.00%        1.00%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ...........................................       1.30%         1.30%        1.30%
 Distribution and/or Service (12b-1) Fees ..................       0.25          1.00         1.00
 Other Expenses*** .........................................        .77           .77          .77
                                                                   ----          ----         ----
 Total Annual Fund Operating Expenses ......................       2.32%*        3.07%*       3.07%*

------------------
  *EXPENSE REIMBURSEMENTS. During the year ended December 31, 1999, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class A, Class B and Class C were 2.14%, 2.89% and 2.89%, respectively. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

 **Applicable during first year of any purchase of $1 million and above. No front-end sales charges apply to such purchases.

***Before reimbursements.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                              ------     -------     -------     --------
   Class A ...............     $748      $1,211      $1,700       $3,041
   Class B ...............      710       1,248       1,811        3,205
   Class C ...............      410         948       1,611        3,383

You would pay the following expenses if you did not redeem your shares:

   Class B ...............     $310      $  948      $1,611       $3,205
   Class C ...............      310         948       1,611        3,383


TWENTY-FIVE FUND                                                  CLASS A    CLASS B     CLASS C
                                                                  -------    -------     -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price). .....................       5.25%       None        None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption proceeds,
  whichever is lower) ......................................       1.00%**     4.00%       1.00%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ...........................................       1.30%       1.30%       1.30%
 Distribution and/or Service (12b-1) Fees ..................       0.25        1.00        1.00
 Other Expenses*** .........................................       1.08        1.08        1.08
                                                                   ----        ----        ----
 Total Annual Fund Operating Expenses ......................       2.63%*      3.38%*      3.38%*

------------------
  *EXPENSE REIMBURSEMENTS. During the year ended December 31, 1999, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class A, Class B and Class C were 2.25%, 3.00% and 3.00%, respectively. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

 **Applicable during first year of any purchase of $1 million and above. No front-end sales charges apply to such purchases.

***Before reimbursements.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
                              ------     -------     -------     --------
   Class A ...............     $777      $1,300      $1,847       $3,333
   Class B ...............      741       1,339       1,960        3,493
   Class C ...............      441       1,039       1,760        3,667

You would pay the following expenses if you did not redeem your shares:

   Class B ...............     $341      $1,039      $1,760       $3,493
   Class C ...............      341       1,039       1,760        3,667


MID-CAP GROWTH FUND                                               CLASS A      CLASS B      CLASS C
                                                                  -------      -------      -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price). .....................       5.25%         None         None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption proceeds,
  whichever is lower) ......................................       1.00%**       4.00%        1.00%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ...........................................       1.30%         1.30%        1.30%
 Distribution and/or Service (12b-1) Fees ..................       0.25          1.00         1.00
 Other Expenses*** .........................................       2.19          2.19         2.19
                                                                   ----          ----         ----
 Total Annual Fund Operating Expenses ......................       3.74%*        4.49%*       4.49%*

------------------
  *EXPENSE REIMBURSEMENTS. The Fund's investment adviser will reimburse certain
   Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class A, Class B and Class C are expected to be 2.25%, 3.00% and 3.00%, respectively. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

 **Applicable during first year of any purchase of $1 million and above. No front-end sales charges apply to such purchases.

***Other Expenses are based on estimated amounts for the current fiscal year before reimbursements.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
                              ------     -------     -------    --------
   Class A ...............     $882      $1,608      $2,353      $4,300
   Class B ...............      850       1,657       2,474       4,449
   Class C ...............      550       1,357       2,274       4,606

You would pay the following expenses if you did not redeem your shares:

   Class B ...............     $450      $1,357      $2,274      $4,449
   Class C ...............      450       1,357       2,274       4,606


SCIENCE & TECHNOLOGY FUND                                         CLASS A     CLASS B      CLASS C
                                                                  -------     -------      -------
 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price). .....................       5.25%        None         None
 Maximum Deferred Sales Charge (Load)
  (as a percentage of purchase price or redemption proceeds,
  whichever is lower) ......................................       1.00%**      4.00%        1.00%

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ...........................................       1.30%        1.30%        1.30%
 Distribution and/or Service (12b-1) Fees ..................       0.25         1.00         1.00
 Other Expenses*** .........................................       2.19         2.19         2.19
                                                                   ----         ----         ----
 Total Annual Fund Operating Expenses ......................       3.74%*       4.49%*       4.49%*

------------------
  *EXPENSE REIMBURSEMENTS. The Fund's investment adviser will reimburse certain
   Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class A, Class B and Class C are expected to be 2.25%, 3.00% and 3.00%, respectively. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

 **Applicable during first year of any purchase of $1 million and above. No front-end sales charges apply to such purchases.

***Other Expenses are based on estimated amounts for the current fiscal year before reimbursements.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE FUND'S TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each class of Fund shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
                              ------     -------     -------    --------
   Class A ...............     $882      $1,608      $2,353      $4,300
   Class B ...............      850       1,657       2,474       4,449
   Class C ...............      550       1,357       2,274       4,606

You would pay the following expenses if you did not redeem your shares:

   Class B ...............     $450      $1,357      $2,274      $4,449
   Class C ...............      450       1,357       2,274       4,606

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


INVESTMENT OBJECTIVE OF EACH FUND

     Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure you that their investment objectives will be achieved. Generation of current income is not an objective. The Funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the Funds.

     A Fund may not change its investment objective without the approval of the Fund's shareholders.


INVESTMENT STRATEGIES

     In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.

     o GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in stocks of companies with annual revenues over $750 million. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so, but not to generate additional investment returns.

     o U.S. EMERGING GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 stocks of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 65% of its portfolio in stocks of such companies. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so, but not to generate additional investment returns.

     o OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may also employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     o TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may also employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     o MID-CAP GROWTH FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size American growth companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from approximately $170 million to approximately $12 billion). However, the Fund may also invest in companies with market capitalizations that fall outside this range. In normal market conditions, the Fund will invest at least 65% of its portfolio in stock of such companies. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     o SCIENCE & TECHNOLOGY FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. In normal market conditions, the Fund will invest at least 65% of its portfolio in stocks of such companies. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     Jundt Associates, Inc., each Fund's investment adviser, seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in domestically traded stocks of comparable foreign companies. In normal market conditions, at least 65% of each Fund's assets must be invested in equity investments. For each of the Funds, Jundt Associates seeks companies it believes offer significant potential for growth in revenue and earnings. Jundt Associates believes that such companies offer investors the greatest potential for long-term capital appreciation.

     Jundt Associates employs a fundamental "bottom up" approach to identify such companies. In other words, Jundt Associates looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to market sectors (except with respect to Science & Technology
Fund) and other defined selection criteria or the potential for dividends.

     A Fund's cash level (including similar investments in short-term debt instruments) may temporarily increase without limitation when Jundt Associates believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities. In other words, the Funds do not always remain fully invested in accordance with their primary strategies. When this occurs, the Funds temporarily may not pursue their primary strategies in that they may not participate in market advances or declines to the same extent that they would have if they had remained more fully invested in stocks.

     The Funds generally intend to purchase securities for long-term investment. However, a Fund may also purchase securities in anticipation of relatively short-term gains. (In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, to a limited extent, may sell securities short, which are short-term transactions.) Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. Jundt Associates makes changes in each Fund's portfolio whenever Jundt Associates believes such changes are desirable.

     A Fund's "portfolio turnover rate" measures the degree of change in the makeup of the Fund's investment portfolio. A smaller, more rapidly growing Fund (such as Mid-Cap Growth Fund or Science & Technology Fund) generally will experience higher portfolio turnover because new investments in the Fund are being invested by Jundt Associates. In addition, options and futures contracts (which each Fund may employ to protect against declines in market prices and which Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may employ more aggressively to pursue additional income) typically produce higher portfolio turnover rates. Each Fund's portfolio turnover rate has from time to time been quite high. High portfolio turnover rates may subject the Funds to additional transaction costs and may also result in faster realization of taxable capital gains.

     Each Fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of these restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of Fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.

     In addition to the investments described above and in the following sections, each Fund may to a more limited extent invest in other types of securities, including but not limited to: investment grade debt securities and, to a more limited extent, non-investment grade debt securities; repurchase agreements; and zero coupon debt securities. The Funds may also engage in various other practices, such as securities lending. These and other instruments and practices and their related risks are described in the Statement of Additional Information.


OVERALL RISKS OF INVESTING IN THE FUNDS

     GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund (such as Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund) has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, none of the non-diversified Funds may invest more than 25% of their assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such Fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the Fund's total assets.

     MARKET SECTOR CONCENTRATION. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Each Fund may invest more than 25% of its assets in one or more sectors but may not invest more than 25% of its assets in any single industry. Science & Technology Fund, however, is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. As a result of its concentration in the science and technology sector, Science & Technology Fund's shares are subject to abrupt or erratic price movements and are likely to fluctuate in value more than those of a fund investing in a broader range of securities.


RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENTS IN SMALLER AND MEDIUM SIZE COMPANIES. U.S. Emerging Growth Fund will, and Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. While stocks of medium-size companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

     BORROWING AND LEVERAGE. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may borrow money on an opportunistic basis to invest in additional portfolio securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not leveraged its assets. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on Jundt Associates' ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's total assets (including the amount borrowed).

     OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options to hedge, or protect, against changes in the prices of portfolio opportunities when the Fund's investment adviser believes that market conditions make it advisable to do so. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also employ such techniques on an opportunistic basis to attempt to realize additional investment returns. There is no guarantee that the Funds will be able to utilize them effectively for their intended purposes. Options and futures contracts involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

     If a Fund purchases a put option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option. If the Fund purchases a call option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund also may write "covered" call options, giving such Funds the obligation to sell to the option buyer the underlying security at a specified price at any time during the term of the option. The call option is "covered" because the Fund must own or have the right to acquire the security underlying the option.

     If a Fund sells a financial "futures" contract on an index, the Fund becomes obligated to deliver the value of the index at a specific future time for a specified price. If a Fund buys a financial futures contract on an index, the Fund becomes obligated to take delivery of the value of the index at a specific future time at a specific price. An option on a futures contract gives the buyer the right to buy from or sell to the seller a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

     Successful use of futures contracts and related options depends greatly on Jundt Associates' ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities Jundt Associates is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

     Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Each Fund will enter into options or futures contracts transactions only if Jundt Associates believes that a liquid secondary market exists for such options or futures contracts. However, there is no guarantee that the Fund will be able to effect "closing transactions" at any particular time or at an acceptable price. In addition, if an option contract purchased by a Fund expires without being exercised, the Fund will suffer a loss equal to the purchase price of the option contract and related transaction costs.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use futures contracts and related options on an opportunistic basis to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

     SHORT SALES. Jundt Associates may sell a security short on behalf of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund when it anticipates that the price of the security will decline. In such cases, the Fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of the loan security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. Moreover, there is no guarantee that the Fund will be able to close out the position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government Securities). Further, neither Fund may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. In addition, each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

                             MANAGEMENT OF THE FUNDS

     Jundt Associates, Inc. serves as each Fund's investment adviser and, as such, is responsible for managing each Fund's investment portfolio.

     Jundt Associates employs a team approach in managing the Funds' portfolios. All investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt (Chairman and Chief Executive Officer of Jundt Associates), Marcus E. Jundt (Vice Chairman of Jundt Associates) and Paul Bottum.

     o JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded Jundt Associates. He has served as Chairman of the Board of The Jundt Growth Fund, Inc. since 1991, of Jundt Funds, Inc. since 1995 and, since 1999, of one other investment company managed by Jundt Associates. Mr. Jundt has approximately 35 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each Fund's distributor.

     o MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of Jundt Associates since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. Since 1999, he has served as President of Jundt Growth Fund, Inc., Jundt Funds, Inc. and one other investment company managed by Jundt Associates. Mr. Jundt has also served as the President of U.S. Growth Investments, Inc. since 1997. Mr. Jundt has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 12 years of investment and related experience.

     o PAUL W. BOTTUM, has been a Portfolio Manager with Jundt Associates since March 2000 as well as an Analyst with Jundt Associates since August 1999. From March 1998 to December 1998, he was the Vice President of Sales with cMore Medical, Inc. From July 1995 to February 1998, he was the Director of Marketing with Spine-Tech, Inc. From October 1991 to June 1995, he was a project manager with Scimed Life Systems. He graduated in 1985 with a B.A. degree and in 1987 with an M.S. degree in Business Administration from the University of Wisconsin. He graduated from the University of Minnesota in 1992 with a Ph.D. in Business Administration.

     Growth Fund and U.S. Emerging Growth Fund pay Jundt Associates advisory fees of 1% per year of each Fund's average daily net assets. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund pay Jundt Associates advisory fees of 1.30% per year of each Fund's average daily net assets.

     It is anticipated that control of Jundt Associates will pass from James R. Jundt to Marcus E. Jundt in the near future. Under the Investment Advisers Act, this change of control is deemed to be an assignment of the investment advisory agreement with each of the Funds, resulting in their automatic termination. Prior to the change of control, shareholders of Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund will vote on the approval of new investment advisory agreements. The new investment advisory agreements will be identical to the existing investment advisory agreements. The initial shareholder of each of Mid-Cap Growth Fund and Science & Technology Fund has already approved both the existing and new investment advisory agreements for Mid-Cap Growth Fund and Science & Technology Fund.

     Each Fund also engages various other service providers, as set forth under "Firms that Provide Services to the Funds" below.


                             HOW TO BUY FUND SHARES

GENERAL INFORMATION

     You may purchase Fund shares on any day the New York Stock Exchange (NYSE) is open for business (generally, every week day other than customary national holidays).

     DETERMINATION OF NAV. If you purchase Fund shares, you pay the next-determined net asset value (NAV) of such shares after your order is received, plus any applicable sales charge. NAV generally is calculated once daily after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the Fund's assets, minus its portion of the Fund's liabilities. The most significant asset of each Fund is the Fund's investments. Each Fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, such investments are valued at their "fair value" as determined by or under the supervision of the Funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in those securities.

     MINIMUM INVESTMENTS. The minimum initial investment in any class of Fund shares is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the Funds for more information.

     OPENING AN ACCOUNT. You may open an account with and purchase Fund shares from the Funds' distributor, U.S. Growth Investments (by contacting the Funds by mail or phone, as set forth below).

     o PURCHASES BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable Fund, to: Jundt Funds, P.O. Box 701, Milwaukee WI, 53201-0701 (for regular mail) or Jundt Funds, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207 (for overnight delivery). YOU MAY NOT PURCHASE SHARES WITH A THIRD PARTY CHECK.

     o PURCHASES BY TELEPHONE. Call 1-800-370-0612 to obtain an account number and instructions (including instructions for wire transferring your investment to the Fund's bank account). You must then promptly complete the attached application and mail it to the Fund (at the address set forth under "Purchases By Mail").

     You may also open an account with and purchase Fund shares from firms that have selling agreements with U.S. Growth Investments. In addition to any applicable front-end or deferred sales charges, you may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. U.S. Growth Investments currently imposes no such fees (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments.

     AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments of at least $50 through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.

     RETIREMENT INVESTING. You may establish a Fund account as an Individual Retirement Account (IRA). You also may be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the Funds for more information and application forms.

     12b-1 PLANS. Each Fund has adopted a 12b-1 plan for each class of its shares (except for each Fund's Class I shares, which are not subject to 12b-1 fees). The 12b-1 plan allows each class to pay distribution and other fees for the sale of its shares and for services provided to shareholders. These fees are paid out of the assets of each share class on an ongoing basis. Therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A, Class B and Class C shares of each Fund bear 12b-1 "service" fees of .25% per year of average net assets. In addition, Class B and Class C shares of each Fund bear 12b-1 "distribution" fees of .75% per year of average net assets. Growth Fund's Class I shares are not subject to any 12b-1 fees.


U.S. EMERGING GROWTH FUND CLOSED TO NEW INVESTORS

     U.S. Emerging Growth Fund is closed to new investors and, except as provided below, the Fund will no longer establish new accounts for investors or reopen accounts for investors who have redeemed their entire investment in the Fund.

     However, shareholders who have an account in U.S. Emerging Growth Fund and who do not subsequently redeem all shares in the account may continue to purchase new shares and reinvest any dividends and capital gains distributions in additional shares. The Fund will also continue to accept new accounts which are opened: (i) under taxpayer identification numbers that are identical to those for existing U.S. Emerging Growth Fund accounts; (ii) by family members who reside at the address of record of a current U.S. Emerging Growth Fund shareholder; and (iii) by directors, officers, employees or consultants of the Fund, the Investment Adviser or the Distributor, immediate family members of such persons, lineal ancestors or descendants of such persons, or accounts benefiting any of those persons.

     The Board of Directors of Jundt Funds, Inc. reserves the right to reopen U.S. Emerging Growth Fund at a future date if circumstances warrant.


                      DECIDING WHICH CLASS OF SHARES TO BUY

     Each Fund offers you the choice of three share classes -- Class A, Class B and Class C -- each subject to different sales charges and different expenses. IN ADDITION, GROWTH FUND OFFERS CERTAIN LIMITED CLASSES OF INVESTORS ITS CLASS I SHARES, DISCUSSED BELOW. You should choose the class of shares that is best for you given the amount of your purchase, the length of time you expect to hold the shares and other factors.

     In placing your order, you must specify which Class of shares you are buying. If no Class is specified, your order will be treated as an investment in Class A shares.

CLASS A SHARES

     Class A shares are sold at their NAV plus the applicable initial sales charge. As noted in the following table, the sales charge decreases as the size of the purchase increases.


                                                  SALES CHARGE YOU PAY AS A % OF
                                                  ------------------------------
                                                                       AMOUNT
     AMOUNT OF YOUR CLASS A INVESTMENT               OFFERING PRICE   INVESTED
     ---------------------------------               --------------   --------
     Less than $25,000 ...........................       5.25%          5.54%
     At least $25,000 but less than $50,000 ......       4.75%          4.99%
     At least $50,000 but less than $100,000 .....       4.00%          4.17%
     At least $100,000 but less than $250,000 ....       3.00%          3.09%
     At least $250,000 but less than $1 million ..       2.00%          2.04%
     At least $1 million .........................       None*          None*
------------------
*On investments of $1 million or more, you will pay a deferred sales charge at the time you redeem of 1% on the amount up to $2.5 million, .50% on amounts between $2.5 million and $5 million, and .25% on amounts over $5 million if you redeem them within one year after you purchase them.

     SPECIAL PURCHASE PLANS -- REDUCED SALES CHARGES. Certain investors (or groups of investors) may qualify for reductions in the sales charges shown above. You should contact your broker or the Funds for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. The Statement of Additional Information includes information about these plans.

     SERVICE (12b-1) FEES. Class A shares are subject to a service fee equal to .25% per year of their average daily NAV.

     WAIVER OF SALES CHARGES. You will not be charged an initial or deferred sales charge if you are within one or more of the following categories:

     o You pay for your Class A shares with the proceeds from your redemption of an unrelated mutual fund that charges a sales charge. TO QUALIFY, YOU MUST PURCHASE YOUR CLASS A SHARES WITHIN 60 DAYS AFTER SUCH REDEMPTION.

     o You are an investment executive or another employee of a firm that has a selling agreement with U.S. Growth Investments, an employee of a service provider to the Funds or a parent or an immediate family member of any such person.

     o You are a trust company or bank trust department and are making the investment for any fund held in a fiduciary, agency, advisory, custodial or similar capacity.

     o You are a state or a political subdivision of a state, or an instrumentality, department, authority or agency of a state or a political subdivision.

     o You are a registered investment adviser investing for your own account or an advisory client's account.

     o You are an employee benefit plan qualified under Section 401(a) of the Internal Revenue Code (which does not include IRAs) or a custodial account under Section 403(b)(7) of the Internal Revenue Code (also known as tax-sheltered annuities).

CLASS B SHARES

     If you purchase Class B shares, you will not be charged an initial sales charge. However, the Fund will deduct a deferred sales charge of up to 4% from your redemption proceeds if you redeem your Class B shares within six years of purchase. The deferred sales charge depends on the number of years since the purchase was made, according to the following table. It is calculated on the NAV of the Class B shares at the time of their purchase or the time of redemption (whichever is less).

                                                                DEFERRED SALES
     REDEMPTION DURING THE                                         CHARGE %
     ---------------------                                         --------
     First 2 years after purchase ...........................         4%
     3rd and 4th years after purchase .......................         3%
     5th year after purchase ................................         2%
     6th year after purchase ................................         1%
     7th year after purchase and thereafter .................        None

     Class B shares may not be the best choice for you if you intend to invest $250,000 or more. Accordingly, the Fund will treat orders for Class B shares of $250,000 or more as orders for Class A shares or decline such orders.

     DISTRIBUTION AND SERVICE (12b-1) FEES. Class B shares are subject to a service fee equal to .25% per year of their average daily NAV and a distribution fee equal to .75% per year of their average daily NAV. These higher 12b-1 fees will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares.

     CONVERSION FEATURE. On the 15th day of the month (or the next business day if the 15th is on a weekend or holiday) following the eighth anniversary of your purchase of Class B shares, such shares (including a proportionate amount of reinvested distributions on such shares) will automatically convert to Class A shares and will no longer be subject to Class B's higher 12b-1 fees. Your Class B shares will convert into Class A shares on the basis of their relative NAVs. The Class A shares you receive will not be subject to any sales charges. Any Class B shares you acquired by exercise of the "reinstatement privilege" (described under "How to Sell Your Fund Shares") will convert into Class A shares based on the time of the original purchase of Class B shares.

CLASS C SHARES

     If you purchase Class C shares, you will not be charged an initial sales charge. However, the Funds will deduct a deferred sales charge of 1% from your redemption proceeds if you redeem your Class C shares within one year of purchase.

     DISTRIBUTION AND SERVICE (12b-1) FEES. Class C shares are subject to a service fee equal to .25% per year of their average daily NAV and a distribution fee equal to .75% per year of their average daily NAV. These higher 12b-1 fees will cause Class C shares to have a higher expense ratio and to have lower returns than Class A shares.

     As between Class B and Class C shares, if you anticipate an investment in a Fund of longer than six years (the deferred sales charge period applicable to Class B shares), you may decide that Class B shares are preferable to Class C shares. This is because the Class B shares will automatically convert to Class A shares (to which lower 12b-1 fees apply) after eight years. However, if you anticipate an investment time frame of less than six years (or an uncertain time frame) you may choose Class C shares because of the larger and longer-term deferred sales charge applicable to Class B shares. If you anticipate even a shorter time frame, you may choose Class C shares over Class A shares because Class C shares (unlike Class A shares) are not subject to an initial sales charge. Remember, however, that the Funds are designed for long-term investment, and you should not invest in the Funds if you are looking for current income or short-term market gains. Class A shares may be the best overall choice if you contemplate a long-term investment.


GROWTH FUND CLASS I SHARES

     GROWTH FUND'S CLASS I SHARES ARE NOT GENERALLY AVAILABLE FOR SALE TO THE PUBLIC. You may purchase Growth Fund's Class I shares only if you:

     o were a shareholder of Growth Fund on December 28, 1995 and have continued to be a shareholder in one or more of the Funds ever since; or

     o are a director, officer, employee or consultant of the Fund (including a partner or employee of the Fund's legal counsel), Jundt Associates or U.S. Growth Investments, an immediate family member of such a person, or a lineal ancestor (parent, grandparent, etc.) or descendant (child, grandchild, etc.) of such a person.

     Accounts benefiting any of such persons also may purchase Class I Growth Fund shares.

     Growth Fund's Class I shares are sold at their NAV plus the applicable initial sales charge, which varies with the amount of the investment. The current sales charges are the same as those imposed on Class A shares. See "Class A Shares" above. Growth Fund's Class I shares are not subject to any distribution or service (12b-1) fees.

     WAIVER OF SALES CHARGES. Class I sales charges do not apply to any category of investors qualifying for a sales charge waiver with respect to Class A shares. See "Class A Shares" above. Class I sales charges also do not apply to investments by directors, officers, employees or consultants of the Fund, the Investment Adviser or the Distributor, immediate family members of such persons, lineal ancestors or descendants of such persons, or accounts benefiting any of those persons.

     SPECIAL PURCHASE PLANS. Certain investors (or groups of investors) may qualify for reductions in, or waivers of, the sales charges on Growth Fund Class I Shares. You should contact your broker or the Funds for details about the Combined Purchase Privilege, Cumulative Quantity Discount and Letter of Intention plans. The Statement of Additional Information includes information about these plans.


                          HOW TO SELL YOUR FUND SHARES

     You normally may sell (redeem) your Fund shares on any business day at their next-determined NAV after receipt of your redemption request (minus any applicable deferred sales charge). The Funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

     If you own more than one class of a Fund's shares, you should specify the class or classes of shares being redeemed. The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

     You may not redeem your Fund shares on any day that the NYSE is closed (normally, weekends and customary national holidays). The Funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

     If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

     REMEMBER THAT THE U.S. EMERGING GROWTH FUND IS CLOSED TO NEW INVESTORS. IF A TOTAL REDEMPTION IS MADE, ADDITIONAL INVESTMENTS IN THE FUND WILL NOT NORMALLY BE POSSIBLE.

     SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

     o   you request to redeem more than $50,000 worth of shares;

     o you have changed your account registration or address within the last 30 days;

     o you request the check be mailed to a different address than the one on your account;

     o you request the check be made payable to someone other than the account owner; or

     o you request the redemption or exchange proceeds be transferred to an account with a different registration.

     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association.

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

     DEFERRED SALES CHARGES. Any applicable deferred sales charges will be calculated and based on the NAV of the shares at the time of purchase or at the time of redemption (whichever is less). The Funds will not impose any deferred sales charge on any shares that represent reinvestments of distributions.

     The Funds will calculate the deferred sales charge in a manner that results in the lowest rate being charged. Therefore, the Funds will assume that a redemption of Class B or Class C shares is made first of shares representing reinvestment of distributions and then of remaining shares held by the shareholder for the longest period of time. If you own Class A and Class B shares, then unless you choose otherwise, the Funds will redeem your Class B shares not subject to a sales charge in full before they redeem any of your Class A shares not subject to a sales charge.

     The deferred sales charge will not apply:

     o   when a Fund closes accounts with balances under $1,000;

     o on redemptions when the shareholder dies or becomes disabled (within the meaning of Section 72(m)(7) of the Internal Revenue Code); and

     o on minimum distributions from IRAs processed under systematic withdrawal plans.

     REINSTATEMENT PRIVILEGE. U.S. Growth Investments will credit back to your account the portion of any deferred sales charge that you paid if, within 90 days after such redemption, all or any portion of your redemption proceeds are reinvested in shares of the same share class of any of the Funds. YOU MUST NOTIFY THE FUND OF YOUR ELIGIBILITY FOR THIS CREDIT. The shares you receive at the time of such reinvestment will be subject to the same deferred sales charge to which such shares were subject prior to the redemption. The deferred sales charge period will run from the original investment date but will be extended by the number of days between the redemption date and the reinvestment date.

     EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your Fund shares for shares of equal value of the same class of another Fund. If your own Class A or Class I shares of a Fund, you may exchange them for Class A shares (or Class I shares, if you are eligible to purchase Class I shares) of another Fund.

     The minimum amount which you may exchange is $1,000. If you exchange shares that are subject to a deferred sales charge, the charge will not be imposed when the exchange is made. However, the acquired shares will be subject to the same deferred sales charge as the shares exchanged (as if no exchange had occurred). The Funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.

     EXPEDITED TELEPHONE REDEMPTIONS. The Funds currently offer certain expedited redemption procedures. If you are redeeming shares worth at least $1,000 but not more than $50,000, you may redeem by calling the Funds at 1-800-370-0612. You must have completed the applicable section of the account application before the telephone request is received. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire transfer to the bank designated on your account application. The Funds' transfer agent charges a fee for wire transfers.

     Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

     MONTHLY CASH WITHDRAWAL PLAN. If you own Fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.


                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Fund shares (of the same Class of shares to which the distribution relates). If you do not indicate a choice, your distributions will be reinvested in additional Fund shares.

TAXES

     Distributions from the Fund to you are taxable (unless you are exempt from taxes). Distributions to you from a Fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. Although Jundt Associates will endeavor to have as great a portion as possible of each Fund's distributions qualify as long-term capital gains, the composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.

"BUYING A DISTRIBUTION"

     On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

     THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                                            NET REALIZED
                                              BEGINNING                          AND           DIVIDENDS     DISTRIBUTIONS
                                              NET ASSET         NET          UNREALIZED        FROM NET        FROM NET
                                              VALUE PER     INVESTMENT     GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                SHARE          LOSS          INVESTMENTS        INCOME           GAINS
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Year ended 12/31/99 .....................     $ 16.66         (0.18)            3.45            --              (2.25)
 Year ended 12/31/98 .....................     $ 14.20         (0.24)            6.22            --              (3.52)
 Year ended 12/31/97 .....................     $ 13.64         (0.23)            1.64            --              (0.85)
 Year ended 12/31/96 .....................     $ 11.95         (0.26)            2.03            --              (0.08)
Class B
 Year ended 12/31/99 .....................     $ 16.23         (0.30)            3.33            --              (2.19)
 Year ended 12/31/98 .....................     $ 13.99         (0.35)            6.11            --              (3.52)
 Year ended 12/31/97 .....................     $ 13.56         (0.32)            1.60            --              (0.85)
 Year ended 12/31/96 .....................     $ 11.95         (0.36)            2.05            --              (0.08)
Class C
 Year ended 12/31/99 .....................     $ 16.25         (0.30)            3.34            --              (2.16)
 Year ended 12/31/98 .....................     $ 13.97         (0.35)            6.15            --              (3.52)
 Year ended 12/31/97 .....................     $ 13.54         (0.30)            1.58            --              (0.85)
 Year ended 12/31/96 .....................     $ 11.95         (0.36)            2.03            --              (0.08)
Class I
 Year ended 12/31/99 .....................     $ 16.83         (0.14)            3.49            --              (2.29)
 Year ended 12/31/98 .....................     $ 14.28         (0.20)            6.27            --              (3.52)
 Year ended 12/31/97 .....................     $ 13.69         (0.19)            1.63            --              (0.85)
 Year ended 12/31/96 .....................     $ 11.95         (0.23)            2.05            --              (0.08)
 Year ended 12/31/95 .....................     $ 14.95         (0.12)            2.71            --              (5.59)
U.S. EMERGING GROWTH FUND
Class A
 Year ended 12/31/99 .....................     $ 14.96         (0.08)            7.39            --              (0.42)
 Year ended 12/31/98 .....................     $ 13.09         (0.17)            5.02            --              (2.98)
 Year ended 12/31/97 .....................     $ 12.42         (0.11)            4.09            --              (3.31)
 Period from 1/2/96* to 12/31/96 .........     $ 10.00         (0.14)            4.47            --              (1.91)
Class B
 Year ended 12/31/99 .....................     $ 14.62         (0.19)            7.18            --              (0.36)
 Year ended 12/31/98 .....................     $ 12.90         (0.27)            4.92            --              (2.93)
 Year ended 12/31/97 .....................     $ 12.37         (0.21)            4.05            --              (3.31)
 Period from 1/2/96* to 12/31/96 .........     $ 10.00         (0.24)            4.52            --              (1.91)
Class C
 Year ended 12/31/99 .....................     $ 14.63         (0.19)            7.17            --              (0.37)
 Year ended 12/31/98 .....................     $ 12.88         (0.27)            4.94            --              (2.92)
 Year ended 12/31/97 .....................     $ 12.36         (0.21)            4.04            --              (3.31)
 Period from 1/2/96* to 12/31/96 .........     $ 10.00         (0.24)            4.51            --              (1.91)

------------------------
  *Commencement of operations.
(1)Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total returns prior to December 29, 1995, reflect performance of the Growth Fund as a closed-end Fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total returns for periods of less than one full year are not annualized. (2)Adjusted to an annual basis.


    ENDING                  RATIO TO AVERAGE NET ASSETS
  NET ASSET      -------------------------------------------------                     PORTFOLIO     NET ASSETS AT
  VALUE PER      NET INVESTMENT           NET              GROSS           TOTAL        TURNOVER     END OF PERIOD
    SHARE             LOSS              EXPENSES          EXPENSES       RETURN(1)        RATE      (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------


   $ 17.68            (0.97)%             1.81%             1.81%           19.71%        127%          $  2,880
   $ 16.66            (1.45)%             2.14%             2.14%           42.90%         78%          $    954
   $ 14.20            (1.49)%             2.18%             2.18%           10.67%        115%          $    604
   $ 13.64            (1.81)%             2.13%             2.13%           14.81%         57%          $    340

   $ 17.07            (1.70)%             2.56%             2.56%           18.72%        127%          $  3,650
   $ 16.23            (2.18)%             2.89%             2.89%           41.98%         78%          $    515
   $ 13.99            (2.28)%             2.93%             2.93%            9.77%        115%          $    189
   $ 13.56            (2.53)%             2.88%             2.88%           14.14%         57%          $     37

   $ 17.13            (1.72)%             2.56%             2.56%           18.82%        127%          $  1,188
   $ 16.25            (2.15)%             2.89%             2.89%           42.32%         78%          $    256
   $ 13.97            (2.32)%             2.93%             2.93%            9.82%        115%          $     80
   $ 13.54            (2.49)%             2.88%             2.88%           13.97%         57%          $      2

   $ 17.89            (0.77)%             1.56%             1.56%           19.97%        127%          $ 93,521
   $ 16.83            (1.23)%             1.89%             1.89%           43.30%         78%          $ 88,752
   $ 14.28            (1.22)%             1.93%             1.93%           10.85%        115%          $ 80,964
   $ 13.69            (1.56)%             1.88%             1.88%           15.22%         57%          $ 96,458
   $ 11.95            (0.72)%             1.60%             1.60%           17.81%        155%          $140,642


   $ 21.85            (0.25)%             1.80%             2.13%           49.04%        248%          $ 34,531
   $ 14.96            (1.16)%             1.80%             2.93%           38.65%        197%          $  8,058
   $ 13.09            (0.88)%             1.80%             3.35%           33.54%        264%          $  2,117
   $ 12.42            (1.36)%(2)          1.80%(2)          3.83%(2)        43.40%        204%          $  1,275

   $ 21.25            (1.00)%             2.55%             2.88%           47.96%        248%          $ 28,106
   $ 14.62            (1.91)%             2.55%             3.68%           37.64%        197%          $  8,462
   $ 12.90            (1.63)%             2.55%             4.10%           32.55%        264%          $  3,786
   $ 12.37            (2.15)%(2)          2.55%(2)          3.62%(2)        42.90%        204%          $  1,709

   $ 21.24            (1.00)%             2.55%             2.88%           47.88%        248%          $ 18,450
   $ 14.63            (1.91)%             2.55%             3.68%           37.82%        197%          $  3,301
   $ 12.88            (1.63)%             2.55%             4.10%           32.50%        264%          $  1,519
   $ 12.36            (2.13)%(2)          2.55%(2)          4.32%(2)        42.82%        204%          $  1,766

                                                                    NET REALIZED
                                          BEGINNING                      AND         DIVIDENDS   DISTRIBUTIONS    ENDING
                                          NET ASSET       NET        UNREALIZED      FROM NET       FROM NET     NET ASSET
                                          VALUE PER   INVESTMENT   GAIN (LOSS) ON   INVESTMENT     INVESTMENT    VALUE PER
                                            SHARE        LOSS        INVESTMENTS      INCOME         GAINS         SHARE
--------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Year ended 12/31/99 ...................   $ 15.84       (0.20)           5.92           --         (0.14)        $ 21.42
 Year ended 12/31/98 ...................   $ 11.03       (0.17)           6.81           --         (1.83)        $ 15.84
 Year ended 12/31/97 ...................   $  9.87       (0.17)           4.12           --         (2.79)        $ 11.03
 Period from 12/26/96* to 12/31/96 .....   $ 10.00          --           (0.13)          --            --         $  9.87
Class B
 Year ended 12/31/99 ...................   $ 15.60       (0.33)           5.81           --         (0.08)        $ 21.00
 Year ended 12/31/98 ...................   $ 10.94       (0.27)           6.73           --         (1.80)        $ 15.60
 Year ended 12/31/97 ...................   $  9.87       (0.26)           4.12           --         (2.79)        $ 10.94
 Period from 12/26/96* to 12/31/96 .....   $ 10.00          --           (0.13)          --            --         $  9.87
Class C
 Year ended 12/31/99 ...................   $ 15.56       (0.33)           5.80           --         (0.10)        $ 20.93
 Year ended 12/31/98 ...................   $ 10.93       (0.27)           6.71           --         (1.81)        $ 15.56
 Year ended 12/31/97 ...................   $  9.87       (0.25)           4.10           --         (2.79)        $ 10.93
 Period from 12/26/96* to 12/31/96 .....   $ 10.00          --           (0.13)          --            --         $  9.87
TWENTY-FIVE FUND
Class A
 Year ended 12/31/99 ...................   $ 16.06       (0.17)           6.85           --            --         $ 22.74
 Year ended 12/31/98 ...................   $ 10.00       (0.15)           7.63        (0.07)        (1.35)        $ 16.06
Class B
 Year ended 12/31/99 ...................   $ 15.89       (0.32)           6.77           --            --         $ 22.34
 Year ended 12/31/98 ...................   $ 10.00       (0.27)           7.57        (0.06)        (1.35)        $ 15.89
Class C
 Year ended 12/31/99 ...................   $ 15.96       (0.32)           6.84           --            --         $ 22.48
 Year ended 12/31/98 ...................   $ 10.00       (0.25)           7.58        (0.02)        (1.35)        $ 15.96

-----------------------
  *Commencement of operations.
(1)Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total returns for periods of less than one full year are not annualized.
(2)Adjusted to an annual basis.
(3)For Opportunity Fund, excluding interest expense, net of reimbursement.
(4)For Opportunity Fund, excluding interest expense, before reimbursement.
(5)For Opportunity Fund, including interest expense, before reimbursement.

                        RATIO TO AVERAGE NET ASSETS
---------------------------------------------------------------------------
                                                          GROSS EXPENSES                 PORTFOLIO    NET ASSETS AT
  NET INVESTMENT         NET               GROSS             INCLUDING          TOTAL     TURNOVER    END OF PERIOD
       LOSS          EXPENSES(3)        EXPENSES(4)    INTEREST EXPENSES(5)   RETURN(1)     RATE     (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------


    (1.11)%             2.14%              2.29%              2.32%            36.11%        318%         $23,977
    (1.28)%             2.14%              3.35%              3.45%            60.83%        376%         $ 9,852
    (1.71)%             2.14%              6.57%              6.85%            41.15%        298%         $ 1,084
    (2.14)%(2)          2.14%(2)           4.23%(2)           4.23%(2)         (1.30)%         0%         $   112

    (1.86)%             2.89%              3.04%              3.07%            35.10%        318%         $24,604
    (2.03)%             2.89%              4.10%              4.20%            59.60%        376%         $ 8,388
    (2.36)%             2.89%              7.32%              7.50%            40.25%        298%         $ 2,298
    (2.98)%(2)          2.89%(2)           4.98%(2)           4.98%(2)         (1.30)%         0%         $     1

    (1.86)%             2.89%              3.04%              3.07%            35.13%        318%         $18,171
    (2.06)%             2.89%              4.10%              4.20%            59.53%        376%         $ 2,764
    (2.49)%             2.89%              7.32%              7.63%            40.12%        298%         $   427
    (3.02)%(2)          2.89%(2)(3)        4.98%(2)           4.98%(2)         (1.30)%         0%         $     1


    (0.94)%             2.25%              2.63%              N/A              41.59%        213%         $18,020
    (1.06)%             2.25%              9.37%              N/A              75.21%        294%         $ 3,181

    (1.69)%             3.00%              3.38%              N/A              40.59%        213%         $17,734
    (1.78)%             3.00%             10.12%              N/A              73.37%        294%         $ 2,321

    (1.69)%             3.00%              3.38%              N/A              40.85%        213%         $14,093
    (1.81)%             3.00%             10.12%              N/A              73.69%        294%         $   667

                 (This page has been left blank intentionally.)

[LOGO] JUNDT FUNDS
                                  JUNDT FUNDS
                              PURCHASE APPLICATION
Mail To:   Jundt Funds
           c/o Firstar Mutual Fund Services, LLC
           PO Box 701
           Milwaukee, WI 53201-0701

Overnight Express Mail To:    Jundt Funds
                              c/o Firstar Mutual Fund Services, LLC
                              615 E. Michigan St., 3rd Floor
                              Milwaukee, WI 53202-5207

Use this form for individual, custodial, trust, profit sharing or pension plan accounts. Do not use this form for Jundt Funds sponsored IRA or SEP IRA accounts. For any additional information please call Jundt Funds at 1-800-370-0612.

--------------------------------------------------------------------------------
A.  INVESTMENT CHOICES
[  ] By check: Please make check payable to the Jundt Funds.
               Amount $ _____________ ($1,000 minimum)
[  ] By wire: Call 1-800-370-0612. Indicate total amount and date of wire
               $ _____________ Date  ______________

                                                                                  DISTRIBUTION OPTIONS
                                                                 INITIAL                           CAPITAL GAINS
                                                               INVESTMENT   CAPITAL GAINS &         REINVESTED &
                                                                 AMOUNT   DIVIDENDS REINVESTED   DIVIDENDS IN CASH*
[  ] Jundt Growth Fund - Class A                 (150-150) $______________       [  ]                   [  ]
[  ] Jundt Growth Fund - Class B                 (150-160) $______________       [  ]                   [  ]
[  ] Jundt Growth Fund - Class C                 (150-170) $______________       [  ]                   [  ]

[  ] Jundt Opportunity Fund - Class A            (150-152) $______________       [  ]                   [  ]
[  ] Jundt Opportunity Fund - Class B            (150-162) $______________       [  ]                   [  ]
[  ] Jundt Opportunity Fund - Class C            (150-172) $______________       [  ]                   [  ]

[  ] Jundt Twenty-Five Fund - Class A            (150-153) $______________       [  ]                   [  ]
[  ] Jundt Twenty-Five Fund - Class B            (150-163) $______________       [  ]                   [  ]
[  ] Jundt Twenty-Five Fund - Class C            (150-173) $______________       [  ]                   [  ]

[  ] Jundt Mid-Cap Growth Fund - Class A         (150-154) $______________       [  ]                   [  ]
[  ] Jundt Mid-Cap Growth Fund - Class B         (150-164) $______________       [  ]                   [  ]
[  ] Jundt Mid-Cap Growth Fund - Class C         (150-174) $______________       [  ]                   [  ]

[  ] Jundt Science & Technology Fund - Class A   (150-155) $______________       [  ]                   [  ]
[  ] Jundt Science & Technology Fund - Class B   (150-165) $______________       [  ]                   [  ]
[  ] Jundt Science & Technology Fund - Class C   (150-175) $______________       [  ]                   [  ]

[WIDE TABLE CONTINUED FROM ABOVE FOR EDGAR DISPLAY PURPOSES]

                                                                                DISTRIBUTION OPTIONS
                                                        INITIAL
                                                      INVESTMENT                            DIVIDEND REINVESTED &
                                                        AMOUNT         CAPITAL GAINS AND       CAPITAL GAINS
                                                                       DIVIDENDS IN CASH*      PAID TO CASH
[  ] Jundt Growth Fund - Class A                 (150-150) $______________             [  ]                  [  ]
[  ] Jundt Growth Fund - Class B                 (150-160) $______________             [  ]                  [  ]
[  ] Jundt Growth Fund - Class C                 (150-170) $______________             [  ]                  [  ]

[  ] Jundt Opportunity Fund - Class A            (150-152) $______________             [  ]                  [  ]
[  ] Jundt Opportunity Fund - Class B            (150-162) $______________             [  ]                  [  ]
[  ] Jundt Opportunity Fund - Class C            (150-172) $______________             [  ]                  [  ]

[  ] Jundt Twenty-Five Fund - Class A            (150-153) $______________             [  ]                  [  ]
[  ] Jundt Twenty-Five Fund - Class B            (150-163) $______________             [  ]                  [  ]
[  ] Jundt Twenty-Five Fund - Class C            (150-173) $______________             [  ]                  [  ]

[  ] Jundt Mid-Cap Growth Fund - Class A         (150-154) $______________             [  ]                  [  ]
[  ] Jundt Mid-Cap Growth Fund - Class B         (150-164) $______________             [  ]                  [  ]
[  ] Jundt Mid-Cap Growth Fund - Class C         (150-174) $______________             [  ]                  [  ]

[  ] Jundt Science & Technology Fund - Class A   (150-155) $______________             [  ]                  [  ]
[  ] Jundt Science & Technology Fund - Class B   (150-165) $______________             [  ]                  [  ]
[  ] Jundt Science & Technology Fund - Class C   (150-175) $______________             [  ]                  [  ]

*Unless otherwise indicated, cash distributions will be mailed to the address in Section C

Jundt U.S. Emerging Growth Fund is closed to new investors.

--------------------------------------------------------------------------------
B.  REGISTRATION

[  ] Individual

--------------------------------------------------------------------------------
FIRST NAME  M.I.    LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

[  ] Joint Owner

--------------------------------------------------------------------------------
FIRST NAME  M.I.    LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

*Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.

[  ] Gift to Minors

--------------------------------------------------------------------------------
CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)  MI    LAST NAME

--------------------------------------------------------------------------------
MINOR'S FIRST NAME (ONLY ONE PERMITTED)      MI    LAST NAME

--------------------------------------------------------------------------------
MINOR'S SOCIAL SECURITY #   MINOR'S BIRTHDATE (Mo/Dy/Yr)  STATE OF RESIDENCE

[  ] Corporation/Trust**

--------------------------------------------------------------------------------
NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

[  ] Partnership*

--------------------------------------------------------------------------------
NAME OF TRUST/CORPORATION**/PARTNERSHIP*

[  ] Other Entity*

--------------------------------------------------------------------------------
SOCIAL SECURITY #/TAX ID#                 DATE OF AGREEMENT (Mo/Dy/Yr)

 *Additional documentation and certification may be requested.
**Corporate Resolution is required.

[2970] M  12/99

--------------------------------------------------------------------------------
C.  MAILING ADDRESS

--------------------------------------------------------------------------------
STREET         APT/SUITE

--------------------------------------------------------------------------------
CITY                STATE               ZIP

--------------------------------------------------------------------------------
DAYTIME PHONE #                                   EVENING PHONE #

---------------------------------------
E-MAIL ADDRESS

[  ] Duplicate Confirmation to:

--------------------------------------------------------------------------------
FIRST NAME                           M.I.      LAST NAME

--------------------------------------------------------------------------------
STREET                                                        APT/SUITE

--------------------------------------------------------------------------------
CITY                STATE               ZIP

--------------------------------------------------------------------------------
D. TELEPHONE OPTIONS

Your signed Application must be received at least 15 business days prior to initial transaction.

To ensure proper debiting/crediting of your bank account, an unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

[  ] TELEPHONE REDEMPTION.
     [  ] Check to address shown on your account
     [  ] Via federal wire to your bank account below ($12.00 charge for each wire transfer)
     [ ] Via EFT, at no charge, to your bank account below (funds are typically credited within two days after redemption)

[ ] TELEPHONE PURCHASE (EFT). Permits the purchase of shares using your bank account to clear the transaction. (Minimum $50) Complete bank account information below.

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK NAME                                    ACCOUNT NUMBER

--------------------------------------------------------------------------------
BANK ADDRESS                                 BANK ROUTING/ABA#


--------------------------------------------------------------------------------
E. AUTOMATIC INVESTMENT PLAN

Your signed Application must be received at least 15 business days prior to initial transaction.

An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

Please start my Automatic Investment Plan as described in the prospectus in the _______________________ Fund beginning on ____________ of _______ .
                                             MONTH          YEAR

I hereby instruct Firstar Mutual Fund Services, LLC, Transfer Agent for the Jundt Funds to automatically transfer $ __________ (minimum $50) directly from my checking or savings account named below on the _______ of each month or the first business day thereafter. I understand that I will be assessed a $25 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. Automatic Investment Plan contributions to any IRA will be reported as current year contributions.

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK NAME                                    ACCOUNT NUMBER

--------------------------------------------------------------------------------
BANK ADDRESS                                 BANK ROUTING/ABA#

--------------------------------------------------------------------------------
SIGNATURE OF BANK ACCOUNT OWNER              SIGNATURE OF JOINT OWNER


--------------------------------------------------------------------------------
F. SYSTEMATIC WITHDRAWALS

I would like to withdraw from the Jundt Funds $_______________ ($100 minimum, $10,000 account value minimum) as follows:

[  ] I would like to have payments made to me on or about the __________ day of each month, or
[ ] I would like to have payments made to me on or about the __________ day of the months that I have circled below:

Jan.  Feb.  Mar.  Apr.  May  June  July  Aug.  Sept.  Oct.  Nov.  Dec.

[ ] To have payments automatically deposited to your bank account. Complete bank account information below. (A check will be mailed to the address in Section C if this box is not checked.)

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK NAME                                    ACCOUNT NUMBER

--------------------------------------------------------------------------------
BANK ADDRESS                                 BANK ROUTING/ABA#

TO ENSURE PROPER CREDITING OF YOUR BANK ACCOUNT, PLEASE ATTACH A VOIDED CHECK OR A DEPOSIT SLIP.

--------------------------------------------------------------------------------
G. LETTER OF INTENT

[ ] I agree to the terms of the Letter of Intent set forth in the prospectus and in the Statement of Additional Information. Although I am not obligated to do so, it is my intention to invest over a 13-month period in shares of Jundt Funds on which a sales load has been paid an aggregate amount equal to at least:

[  ] $25,000
[  ] $50,000
[  ] $100,000
[  ] $250,000
[  ] $1,000,000


--------------------------------------------------------------------------------
H.  RIGHT OF ACCUMULATION

As set forth in the prospectus, a reduced sales load applies to any purchase of Jundt Funds shares, sold with a front-end sales load. Below is a list of accounts of qualifying individuals, organizations or other persons with which I wish to combine my purchase for reduced sales charge purposes.

1. _____________________________________________________________________________
   ACCOUNT NUMBER        FUND NAME           NAME(S) ON ACCOUNT

2. _____________________________________________________________________________
   ACCOUNT NUMBER        FUND NAME           NAME(S) ON ACCOUNT

3. _____________________________________________________________________________
   ACCOUNT NUMBER        FUND NAME           NAME(S) ON ACCOUNT


--------------------------------------------------------------------------------
I. SIGNATURE AND CERTIFICATION REQUIRED BY THE INTERNAL REVENUE SERVICE

I have received and read the Prospectus for the Jundt Funds (the "Fund"). I understand the Fund's investment objectives and policies and agree to be bound by the terms of the Prospectus. I am of legal age in my state of residence and have full authority to purchase shares of the Fund and to establish and use any related privileges.

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

By selecting the options in Section D, E, F, I hereby authorize the Fund to initiate credits and debits to my account at the bank indicated and for the bank to credit or debit the same to such account through the Automated Clearing House ("ACH") system.

UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

--------------------------------------------------------------------------------
SIGNATURE OF OWNER*                               DATE (Mo/Dy/Yr)

--------------------------------------------------------------------------------
SIGNATURE OF OWNER, if any                        DATE (Mo/Dy/Yr)

*If shares are to be registered in (1) joint names, both persons should sign,
 (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

--------------------------------------------------------------------------------
PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY


--------------------------------------------------------------------------------
J. DEALER INFORMATION

Please be sure to complete representative's first name and middle initial.

--------------------------------------------------------------------------------
DEALER NAME                                  REPRESENTATIVE'S LAST NAME


DEALER HEAD OFFICE                           REPRESENTATIVE'S BRANCH OFFICE

--------------------------------------------------------------------------------
ADDRESS                                      ADDRESS

--------------------------------------------------------------------------------
CITY/STATE/ZIP                               CITY/STATE/ZIP

(    )                                       (    )
--------------------------------------------------------------------------------
TELEPHONE NUMBER                             TELEPHONE NUMBER  REP'S A.E. NUMBER

                   FIRMS THAT PROVIDE SERVICES TO THE FUNDS



                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416



                                   DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416



                                  ADMINISTRATOR
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207



                                 TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207



                                    CUSTODIAN
                               Firstar Bank, N.A.
                            777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202



                              INDEPENDENT AUDITORS
                                    KPMG LLP
                               4200 Norwest Center
                          Minneapolis, Minnesota 55402



                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                               2200 Norwest Center
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     The Funds' annual and semi-annual shareholder reports include additional information about each Fund's investments and about market conditions and investment strategies that significantly affected each Fund's performance during the covered period. The Funds' Statement of Additional Information contains further information about each Fund and is incorporated into this Prospectus by reference.

     You may make shareholder inquiries or obtain a free copy of the Funds' most recent annual and semi-annual shareholder report or the Funds' current Statement of Additional Information by:

     o   CALLING THE FUNDS at 1-800-370-0612; or

     o WRITING THE FUNDS at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207.

     You may review or copy (for normal copying fees) information about the Funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-0102 or requests for information may be sent by electronic request to the following e-mail address: publicinfo@sec.gov. Reports and other information about the Funds, including the Statement of Additional Information, are also available free on the SEC's Internet site at http://www.sec.gov.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS ...............................................................     2
RISK/RETURN SUMMARY .....................................................     2
FEES AND EXPENSES .......................................................    11
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS ..............................    17
MANAGEMENT OF THE FUNDS .................................................    22
HOW TO BUY FUND SHARES ..................................................    23
DECIDING WHICH CLASS OF SHARES TO BUY ...................................    24
HOW TO SELL YOUR FUND SHARES ............................................    27
DISTRIBUTIONS AND TAXES .................................................    29
FINANCIAL HIGHLIGHTS ....................................................    30
FIRMS THAT PROVIDE SERVICES TO THE FUNDS ................................    35
ADDITIONAL INFORMATION ABOUT THE FUNDS ..................................    36

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF JULY 1, 2000 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

     Investment Company Act File Nos. 811-06317 (Growth Fund) and 811-09128 (U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Fund and Science & Technology Fund).

                               [LOGO] JUNDT FUNDS




                SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)





                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND
                         JUNDT SCIENCE & TECHNOLOGY FUND




                                   PROSPECTUS


                              (CLASS I SHARES ONLY)

                                  JULY 1, 2000





     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    THE FUNDS

     The Jundt Growth Fund, Inc. (Growth Fund), Jundt U.S. Emerging Growth Fund (U.S. Emerging Growth Fund), Jundt Opportunity Fund (Opportunity Fund), Jundt Twenty-Five Fund (Twenty-Five Fund), Jundt Mid-Cap Growth Fund (Mid-Cap Growth
Fund) and Science & Technology Fund (Science & Technology Fund) are professionally managed mutual funds. An investor in any Fund becomes a "shareholder" of the Fund. Each Fund currently offers its shares in four classes (Class A, Class B, Class C and Class I). Different sales charges (loads) and other expenses apply to each class. This Prospectus relates exclusively to each Fund's Class I shares.

     CLASS I SHARES ARE BEING OFFERED IN THIS PROSPECTUS EXCLUSIVELY TO DIRECTORS, OFFICERS, EMPLOYEES OR CONSULTANTS OF THE FUNDS, JUNDT ASSOCIATES, INC. OR U.S. GROWTH INVESTMENTS, INC., IMMEDIATE FAMILY MEMBERS OF SUCH PERSONS, AND LINEAL ANCESTORS (PARENTS, GRANDPARENTS, ETC.) AND DESCENDANTS (CHILDREN, GRANDCHILDREN, ETC.) OF SUCH PERSONS AND TO ACCOUNTS BENEFITING ANY SUCH PERSONS.

     BEFORE YOU INVEST, PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.


                               RISK/RETURN SUMMARY


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

     Each Fund's investment objective is long-term capital appreciation. A Fund may not change this objective without shareholder approval. As with any mutual fund, there is no guarantee that any Fund will meet its investment objective.


WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

     The Funds' investment adviser seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in stocks of comparable foreign companies. The investment adviser employs a fundamental bottom up "growth" style approach to identify such companies. In other words, the investment adviser looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to industry sectors and other defined selection criteria or for the potential for dividends. In normal market conditions, the Funds' investment adviser will manage each of the Funds as follows:

     o GROWTH FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size to larger American growth companies (companies with annual revenues over $750 million). The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

     o U.S. EMERGING GROWTH FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily American emerging growth companies (companies with annual revenues less than $750 million). The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

     o OPPORTUNITY FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

     o TWENTY-FIVE maintains a more concentrated portfolio of approximately, but not less than, 25 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

     o MID-CAP GROWTH FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size American growth companies. These include the companies that comprise the S&P Mid-Cap 400 Index (which currently have market capitalizations ranging from approximately $170 million to approximately $12 billion). However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

     o SCIENCE & TECHNOLOGY FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate investment returns.


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

     YOUR FUND INVESTMENT WILL BE SUBJECT TO VARIOUS RISKS. THESE RISKS MAY CAUSE YOU TO LOSE MONEY BY MAKING AN INVESTMENT IN THE FUND. YOUR INVESTMENT WILL NOT BE A BANK DEPOSIT AND WILL NOT BE INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. SOME OF THE MORE IMPORTANT RISKS OF EACH FUND, AND A BRIEF DESCRIPTION OF THESE RISKS, ARE PROVIDED BELOW.

GROWTH FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of medium-size companies
o Risks of investing in options and futures contracts to protect against adverse market price changes

U.S. EMERGING GROWTH FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller companies
o Risks of investing in options and futures contracts to protect against adverse market price changes

OPPORTUNITY FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller and medium-size companies
o  Risk of being a "non-diversified" fund
o  Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o  Risk of selling securities short

TWENTY-FIVE FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller and medium-size companies
o  Risk of being a "non-diversified" fund
o  Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o  Risk of selling securities short

MID-CAP GROWTH FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller and medium-size companies
o  Risk of being a "non-diversified" fund
o  Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o  Risk of selling securities short

SCIENCE & TECHNOLOGY FUND

o  General investment risk
o  Risk of owning equity securities
o  Risk of owning stocks of smaller and medium-size companies
o  Risk of being a "non-diversified" fund
o  Risk of concentration of investments in a single market sector
o  Volatility of investments in science and technology sector
o  Risk of employing "leverage"
o Risks of investing in options and futures contracts to protect against adverse market price changes and to generate additional income
o  Risk of selling securities short

     o GENERAL INVESTMENT RISK. Mutual funds do not always meet their investment objectives. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the securities markets go down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     o RISK OF OWNING EQUITY SECURITIES. Common Stocks, the primary investment of each Fund, tend to be more volatile than other investment choices. As a result, each Fund's portfolio will likely be subject to sharper declines in value compared with portfolios comprised of other investment choices.

     o RISK OF OWNING SMALLER AND MEDIUM-SIZE COMPANY STOCKS. Investments in stocks of smaller and medium size companies may fluctuate more sharply than those of larger, more established companies and, therefore, may expose the Funds to greater price volatility. While stocks of medium-size companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

     o RISK OF BEING NON-DIVERSIFIED. A non-diversified fund may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on a Fund's NAV and total return.

     o RISK OF MARKET SECTOR CONCENTRATION AND VOLATILITY OF SCIENCE AND VOLATILITY OF INVESTMENTS IN SCIENCE AND TECHNOLOGY SECTOR. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Science & Technology Fund is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Securities in the science and technology sector are often subject to unusually high price volatility. As a result, adverse developments affecting the science and technology sector may cause sharp declines in the NAV of Science & Technology Fund's shares.

     o RISK OF EMPLOYING "LEVERAGE." A Fund that borrows money to purchase additional investment securities (a practice known as "leverage") increases such Fund's market exposure and its risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's NAV will normally increase or decrease more than if it had not been leveraged. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses.

     o RISKS OF INVESTING IN OPTIONS AND FUTURES CONTRACTS. Each Fund may buy and sell put and call options and futures contracts (and related options) to protect against changes in NAV. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options and futures contracts to attempt to realize additional investment returns. This may involve risks similar to the use of leverage and may cause the Funds to incur substantial losses. The successful use of options and futures contracts depends on the ability of the Funds' investment adviser to correctly forecast the market.

     o RISK OF SELLING SECURITIES SHORT. When a security is sold "short," the Fund borrows the security sold and must replace the borrowed security at a specified future date. If the value of the security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. Moreover, the Fund cannot be assured that it will be able to close out a short sale position at any particular time or at an acceptable price.


WHO SHOULD AND SHOULD NOT INVEST IN THE FUNDS?

     The Funds are designed for long-term investors who can bear the risks that such an investment entails. Investors looking for current income or short-swing market gains should not invest in the Funds.


HOW HAVE THE FUNDS PERFORMED OVER TIME?

     The following bar charts and tables show the Funds' annual returns and long-term performance. YOU SHOULD NOT VIEW A FUND'S PAST PERFORMANCE AS A GUARANTEE OR INDICATOR OF HOW THE FUND WILL PERFORM IN THE FUTURE. This information provides some indication of the risks of investing in each Fund by illustrating the variability of each Fund's returns from year to year. It also shows how each Fund's average annual returns for the periods indicated compare with those of a broad-based market index.

GROWTH FUND

  CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

'92**          0.71%
'93**          0.06%
'94**          4.68%
'95**         17.81%
'96           15.22%
'97           10.85%
'98           43.30%
'99           19.97%

------------------
  *QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

 **TOTAL RETURN PRIOR TO DECEMBER 29, 1995 REFLECTS THE FUND'S PERFORMANCE AS A
   CLOSED-END FUND.

   Best Quarter: ..........   (Q4, '98)        24.32%
   Worst Quarter: .........   (Q2, '94)        (6.36)%

   AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                                SINCE
                                                              INCEPTION
                                      1-YEAR      5-YEAR      (9/3/91)
                                      ------      ------      --------
   Class I ....................       19.97%      20.92%       14.19%
   Russell 1000 Index .........       20.91%      20.03%       19.77%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 INDEX MEASURES THE PERFORMANCE OF THE 1,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

U.S. EMERGING GROWTH FUND

  CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

'96            44.32%
'97            33.87%
'98            39.06%
'99            49.51%

------------------
 *QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '99)        44.76%
   Worst Quarter: .........   (Q1, '97)        (6.00)%

   AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                       SINCE
                                                     INCEPTION
                                          1-YEAR      (1/2/96)
                                          ------      --------
   Class I ............................   49.51%       41.60%
   Russell 2000 Growth Index ..........   43.09%       16.12%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 2000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

OPPORTUNITY FUND

  CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

'97            41.45%
'98            61.29%
'99            36.55%

------------------
 *QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '99)        28.87%
   Worst Quarter: .........   (Q3, '99)        (4.63)%

   AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                        SINCE
                                                      INCEPTION
                                          1-YEAR      (12/26/96)
                                          ------      ----------
   Class I ...........................    36.55%        45.17%
   Russell 1000 Growth Index .........    33.16%        33.23%

------------------
QUOTED RETURNS REFLECT THE DEDUCTION OF MAXIMUM FRONT-END SALES CHARGES OR APPLICABLE CONTINGENT DEFERRED SALES CHARGES AND ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 1000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.

TWENTY-FIVE FUND

  CLASS I SHARES AVERAGE ANNUAL TOTAL RETURN* FOR EACH YEAR ENDED DECEMBER 31:

[BAR CHART]

'98            75.43%
'99            42.00%

------------------
 *QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

   Best Quarter: ..........   (Q4, '99)        23.62%
   Worst Quarter: .........   (Q3, '99)        (4.50)%

   AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 1999:

                                                       SINCE
                                                     INCEPTION
                                         1-YEAR      (12/31/97)
                                         ------      ----------
   Class I ...........................   42.00%        57.84%
   Russell 1000 Growth Index .........   33.16%        35.91%

------------------
QUOTED RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. THE RUSSELL 1000 GROWTH INDEX MEASURES THE PERFORMANCE OF THE COMPANIES WITHIN THE RUSSELL 1000 INDEX WITH RELATIVELY HIGHER PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH VALUES. THE INDEX IS NOT AN ACTUAL INVESTMENT AND DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT MUTUAL FUND INVESTORS BEAR.


MID-CAP GROWTH FUND AND SCIENCE & TECHNOLOGY FUND

     No performance information is provided for Mid-Cap Growth Fund and Science & Technology Fund because, as new funds, they have no investment history.

                                FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Class I Fund shares.


GROWTH FUND

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price) .........................................................    None
 Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
  redemption proceeds, whichever is lower) ................................    None

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees . ........................................................    1.00%
 Distribution and/or Service (12b-1) Fees .................................    None
 Other Expenses ...........................................................    0.56
                                                                               ----
 Total Annual Fund Operating Expenses .....................................    1.56%

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    ------     -------     -------     --------
                     $159       $493        $850        $1,856


U.S. EMERGING GROWTH FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price) .........................................................   None
 Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
  redemption proceeds, whichever is lower) ................................   None

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..........................................................   1.00%
 Distribution and/or Service (12b-1) Fees .................................   None
 Other Expenses ...........................................................   0.88
                                                                              ----
 Total Annual Fund Operating Expenses .....................................   1.88%*

------------------
*EXPENSE REIMBURSEMENTS. During the year ended December 31, 1999, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class I shares were 1.55%. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  ------     -------     -------     --------
                   $191        $591      $1,016       $2,201


OPPORTUNITY FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price) .........................................................   None
 Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
  redemption proceeds, whichever is lower) ................................   None

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..........................................................   1.30%
 Distribution and/or Service (12b-1) Fees .................................   None
 Other Expenses** .........................................................   0.77
                                                                              ----
 Total Annual Fund Operating Expenses .....................................   2.07%*

------------------
 *EXPENSE REIMBURSEMENTS. During the year ended December 31, 1999, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class I shares were 1.89%. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

**Before reimbursements.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                   ------     -------     -------     --------
                    $210        $649      $1,114       $2,400


TWENTY-FIVE FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price) .........................................................   None
 Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
  redemption proceeds, whichever is lower) ................................   None

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..........................................................   1.30%
 Distribution and/or Service (12b-1) Fees .................................   None
 Other Expenses** .........................................................   1.08
                                                                              ----
 Total Annual Fund Operating Expenses . ...................................   2.38%*

------------------
 *EXPENSE REIMBURSEMENTS. During the year ended December 31, 1999, the Fund's investment adviser reimbursed certain Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class I shares were 2.00%. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

**Before reimbursements.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                    ------     -------     -------     --------
                     $241       $742       $1,270       $2,716


MID-CAP GROWTH FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price) .........................................................   None
 Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
  redemption proceeds, whichever is lower) ................................   None

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..........................................................   1.30%
 Distribution and/or Service (12b-1) Fees .................................   None
 Other Expenses** .........................................................   2.19
                                                                              ----
 Total Annual Fund Operating Expenses .....................................   3.49%*

------------------
 *EXPENSE REIMBURSEMENTS. The Fund's investment adviser will reimburse certain
  Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class I shares are expected to be 2.00%. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

**Other Expenses are based on estimates for the current fiscal year before reimbursements.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                 ------     -------     -------     --------
                  $352      $1,071      $1,812       $3,765

SCIENCE & TECHNOLOGY FUND

 SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
 Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price) .........................................................   None
 Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or
  redemption proceeds, whichever is lower) ................................   None

 ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 Management Fees ..........................................................   1.30%
 Distribution and/or Service (12b-1) Fees .................................   None
 Other Expenses** .........................................................   2.19
                                                                              ----
 Total Annual Fund Operating Expenses .....................................   3.49%*

------------------
 *EXPENSE REIMBURSEMENTS. The Fund's investment adviser will reimburse certain
  Fund operating expenses. After such reimbursements, "Total Annual Fund Operating Expenses" for Class I shares are expected to be 2.00%. The investment adviser may continue, discontinue or change these reimbursements at any time in its sole discretion.

**Other Expenses are based on estimates for the current fiscal year before reimbursements.

IN ADDITION, IF YOU REQUEST THAT THE PROCEEDS OF ANY SALE OF YOUR SHARES BE SENT TO YOU BY WIRE TRANSFER, THE TRANSFER AGENT OR DISTRIBUTOR WILL CHARGE YOU A WIRE FEE.

EXAMPLE: We provide this example to help you compare the cost of investing in each Fund's Class I shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund share class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                   ------     -------     -------     --------
                    $352      $1,540      $2,242       $4,092


                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE OF EACH FUND

     Each Fund's investment objective is long-term capital appreciation. As with any mutual fund, the Funds cannot assure you that their investment objectives will be achieved. Generation of current income is not an objective. The Funds are designed for long-term investors. If you are looking for current income or short-swing market gains, you should not invest in the Funds.

     A Fund may not change its investment objective without the approval of the Fund's shareholders.


INVESTMENT STRATEGIES

     In pursuing its investment objective, each Fund employs its own investment strategy and policies. An investment in each Fund, therefore, involves different risks.

     o GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in stocks of companies with annual revenues over $750 million. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so, but not to generate additional investment returns.

     o U.S. EMERGING GROWTH FUND is a diversified fund that normally maintains a core portfolio of approximately 30 to 50 stocks of primarily American emerging growth companies with annual revenues less than $750 million. In normal market conditions, the Fund will invest at least 65% of its portfolio in stocks of such companies. The Fund may not employ leverage or sell securities short. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so, but not to generate additional investment returns.

     o OPPORTUNITY FUND is a non-diversified fund that employs an aggressive yet flexible investment program. In normal market conditions, the Fund emphasizes a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may also employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     o TWENTY-FIVE FUND is a non-diversified fund that, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may also employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     o MID-CAP GROWTH FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size American growth companies. These include the companies that comprise the S&P Mid-Cap 400 (which currently have market capitalizations ranging from approximately $170 million to approximately $12 billion). However, the Fund may also invest in companies with market capitalizations that fall outside this range. In normal market conditions, the Fund will invest at least 65% of its portfolio in stocks of such companies. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     o SCIENCE & TECHNOLOGY FUND is a non-diversified fund that, in normal market conditions, maintains a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. In normal market conditions, the Fund will invest at least 65% of its portfolio in stocks of such companies. The Fund may enter into options and futures transactions to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns. As described below, these techniques involve additional risk.

     Jundt Associates, Inc., each Fund's investment adviser, seeks to invest in stocks of the fastest growing American companies and, to a limited extent, in domestically traded stocks of comparable foreign companies. In normal market conditions, at least 65% of each Fund's assets must be invested in equity investments. For each of the Funds, Jundt Associates seeks companies it believes offer significant potential for growth in revenue and earnings. Jundt Associates believes that such companies offer investors the greatest potential for long-term capital appreciation. Jundt Associates employs a fundamental "bottom up" approach to identify such companies. In other words, Jundt Associates looks at each company's revenue and earnings growth potential, as well as its competitive, management, market and other characteristics. In general, the investment adviser selects stocks without regard to market sectors (except with respect to Science & Technology Fund) and other defined selection criteria or the potential for dividends.

     A Fund's cash level (including similar investments in short-term debt instruments) may temporarily increase without limitation when Jundt Associates believes that market conditions are unfavorable for profitable investing, or when it is otherwise unable to locate attractive investment opportunities. In other words, the Funds do not always remain fully invested in accordance with their primary strategies. When this occurs, the Funds temporarily may not pursue their primary strategies in that they may not participate in market advances or declines to the same extent that they would have if they had remained more fully invested in stocks.

     The Funds generally intend to purchase securities for long-term investment. However, a Fund may also purchase securities in anticipation of relatively short-term gains. (In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund, to a limited extent, may sell securities short, which are short-term transactions.) Short-term transactions may also result from liquidity needs, from securities having reached a price objective or by reason of economic or other developments not foreseen at the time of the investment. Jundt Associates makes changes in each Fund's portfolio whenever Jundt Associates believes such changes are desirable.

     A Fund's "portfolio turnover rate" measures the degree of change in the makeup of the Fund's investment portfolio. A smaller, more rapidly growing Fund (such as Mid-Cap Growth Fund or Science & Technology Fund) generally will experience higher portfolio turnover because new investments in the Fund are being invested by Jundt Associates. In addition, options and futures contracts (which each Fund may employ to protect against declines in market prices and which Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may employ more aggressively to pursue additional income) typically produce higher portfolio turnover rates. Each Fund's portfolio turnover rate has from time to time been quite high. High portfolio turnover rates may subject the Funds to additional transaction costs and may also result in faster realization of taxable capital gains.

     Each Fund is subject to various investment restrictions, which are detailed in the Statement of Additional Information. Some of these restrictions are designated as "fundamental" and, therefore, cannot be changed without the approval of Fund shareholders. Other "non-fundamental" restrictions may be changed without the approval of shareholders.

     In addition to the investments described above and in the following sections, each Fund may to a more limited extent invest in other types of securities, including but not limited to: investment grade debt securities and, to a more limited extent, non-investment grade debt securities; repurchase agreements; and zero coupon debt securities. The Funds may also engage in various other practices, such as securities lending. These and other instruments and practices and their related risks are described in the Statement of Additional Information.


OVERALL RISKS OF INVESTING IN THE FUNDS

     GENERAL. Mutual funds are a convenient and potentially rewarding way to invest, but they do not always meet their investment objectives. The Funds are designed for long-term investors who can accept the risks of investing in a portfolio with substantial common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of a Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of a Fund's portfolio could also decrease if the stock market goes down. If the value of a Fund's portfolio decreases, a Fund's net asset value (NAV) will also decrease. Therefore, the biggest risk of investing in any Fund is that its NAV could go down, and you could lose money.

     DIVERSIFICATION. Diversification is a way to reduce risk by investing in a broad range of stocks. A "non-diversified" fund (such as Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund) has the ability to take larger positions in a smaller number of issuers. Therefore, the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund. However, none of the non-diversified Funds may invest more than 25% of their assets in any one issuer (excluding U.S. Government securities). Additionally, 50% of each such

Fund's assets must be fully diversified. This means that no one issuer (excluding the U.S. Government) in the fully diversified half of the portfolio may account for more than 5% of the Fund's total assets.

     MARKET SECTOR CONCENTRATION. When a Fund concentrates in a market sector, financial, economic, business and other developments affecting that sector may have a greater impact on the Fund's performance than if it had not concentrated in that sector. Each Fund may invest more than 25% of its assets in one or more sector but may not invest more than 25% of its assets in any single industry. Science & Technology Fund, however, is heavily concentrated in the science and technology sector, which includes, among others, the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. As a result of its concentration in the science and technology sector, Science & Technology Fund's shares are subject to abrupt or erratic price movements and are likely to fluctuate in value more than those of a fund investing in a broader range of securities.


RISKS RELATING TO CERTAIN PRINCIPAL INVESTMENT STRATEGIES

     INVESTMENTS IN SMALLER AND MEDIUM SIZE COMPANIES. U.S. Emerging Growth Fund will, and Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may, from time to time invest a substantial portion of their assets in securities issued by smaller companies. Investments in such companies may offer greater opportunities for capital appreciation than investments in larger companies, but may involve certain special risks. Such companies may have limited product lines, markets or financial resources and may be dependent on a limited management group. The securities of such companies may trade less frequently and in smaller volume than more widely held securities. Their values may fluctuate more sharply than those of other securities. The Funds may experience difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about, and market interest in, smaller companies than is the case with larger companies. It may take longer for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. While stocks of medium-size companies may be slightly less volatile than those of smaller companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

     BORROWING AND LEVERAGE. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may borrow money on an opportunistic basis to invest in additional portfolio securities. This practice, known as "leverage," increases such Funds' market exposure and their risk. When a Fund is "leveraged" and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not leveraged its assets. In addition, the interest the Fund must pay on borrowed money will reduce any gains or increase any losses. Successful use of leverage depends on Jundt Associates' ability to predict market movements correctly. The amount of money borrowed by a Fund for leverage may not exceed one-third of the Fund's total assets (including the amount borrowed).

     OPTIONS AND FUTURES. Each Fund may buy and sell call and put options and futures contracts and related options to hedge, or protect, against changes in the prices of portfolio opportunities when the Fund's investment adviser believes that market conditions make it advisable to do so. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also employ such techniques on an opportunistic basis to attempt to realize additional investment returns. There is no guarantee that the Funds will be able to utilize them effectively for their intended purposes. Options and futures contracts involve certain costs and risks, which are described below and, in greater detail, in the Statement of Additional Information.

     If a Fund purchases a put option on a security, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option. If the Fund purchases a call option on a security, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund also may write "covered" call options, giving such Funds the obligation to sell to the option buyer the underlying security at a specified price at any time during the term of the option. The call option is "covered" because the Fund must own or have the right to acquire the security underlying the option.

     If a Fund sells a financial "futures" contract on an index, the Fund becomes obligated to deliver the value of the index at a specific future time for a specified price. If a Fund buys a financial futures contract on an index, the Fund becomes obligated to take delivery of the value of the index at a specific future time at a specific price. An option on a futures contract gives the buyer the right to buy from or sell to the seller a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price.

     Successful use of futures contracts and related options depends greatly on Jundt Associates' ability to correctly forecast the direction of market movements. In the case of an incorrect market forecast, the use of futures contracts will reduce or eliminate gains or subject a Fund to increased risk of loss. In addition, changes in the price of futures contracts or options may not correlate perfectly with the changes in the market value of the securities Jundt Associates is seeking to hedge. AS A RESULT, EVEN A CORRECT MARKET FORECAST COULD RESULT IN AN UNSUCCESSFUL HEDGING TRANSACTION.

     Other risks arise from a Fund's potential inability to close out futures contracts or options positions. Each Fund will enter into options or futures contracts transactions only if Jundt Associates believes that a liquid secondary market exists for such options or futures contracts. However, there is no guarantee that the Fund will be able to effect "closing transactions" at any particular time or at an acceptable price. In addition, if an option contract purchased by a Fund expires without being exercised, the Fund will suffer a loss equal to the purchase price of the option contract and related transaction costs.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use futures contracts and related options on an opportunistic basis to enhance investment returns in addition to hedging against market risk. SUCH USE OF FUTURES CONTRACTS INVOLVES RISKS SIMILAR TO THE USE OF LEVERAGE. Within applicable regulatory limits, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

     SHORT SALES. Jundt Associates may sell a security short on behalf of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund when it anticipates that the price of the security will decline. In such cases, the Fund borrows the security sold to complete the sale and must replace the borrowed security at a future date. If the value of the loan security goes down between the sale date and the scheduled replacement date, the Fund makes a profit. If the value of the security goes up between such dates, the Fund incurs a loss. Moreover, there is no guarantee that the Fund will be able to close out the position at a particular time or at an acceptable price. All short sales must be fully secured by other securities (primarily U.S. Government Securities). Further, neither Fund may sell securities short if, immediately after the sale, the value of all securities sold short by the Fund exceeds 25% of the Fund's total assets. In addition, each Fund limits short sales of any one issuer's securities to 5% of the Fund's total assets and to 5% of any one class of the issuer's securities.

                             MANAGEMENT OF THE FUNDS

     Jundt Associates, Inc. serves as each Fund's investment adviser and, as such, is responsible for managing each Fund's investment portfolio.

     Jundt Associates employs a team approach in managing the Funds' portfolios. All investment decisions are made by one or more of the firm's portfolio managers: James R. Jundt (Chairman and Chief Executive Officer of Jundt Associates), Marcus E. Jundt (Vice Chairman of Jundt Associates) and Paul Bottum.

     o JAMES R. JUNDT, CFA, began his investment career in 1964 with Merrill Lynch, Pierce, Fenner & Smith Incorporated, New York, New York, as a security analyst before joining Investors Diversified Services, Inc. (now known as American Express Financial Advisers, Inc.) in Minneapolis, Minnesota in 1969, where he served in analytical and portfolio management positions until 1979. From 1979 to 1982, Mr. Jundt was a portfolio manager for St. Paul Advisers, Inc. (now known as Fortis Advisers, Inc.) in Minneapolis. In December 1982, Mr. Jundt left St. Paul Advisers and founded Jundt Associates. He has served as Chairman of the Board of The Jundt Growth Fund, Inc. since 1991, of Jundt Funds, Inc. since 1995 and, since 1999, of one other investment company managed by Jundt Associates. Mr. Jundt has approximately 35 years of investment experience. Mr. Jundt also serves as Chairman of the Board of U.S. Growth Investments, Inc., each Fund's distributor.

     o MARCUS E. JUNDT, son of James R. Jundt, has been Vice Chairman of Jundt Associates since 1992. Mr. Jundt was employed as a research analyst for Victoria Investors in New York, New York from 1988 to 1992, and from 1987 to 1988 was employed by Cargill Investor Services, Inc., where he worked on the floor of the Chicago Mercantile Exchange. Since 1999, he has served as President of Jundt Growth Fund, Inc., Jundt Funds, Inc. and one other investment company managed by Jundt Associates. Mr. Jundt has also served as the President of U.S. Growth Investments, Inc. since 1997. Mr. Jundt has served as a portfolio manager of Growth Fund since 1992 and of Jundt Funds, Inc. since 1995. Mr. Jundt has approximately 12 years of investment and related experience.

     o PAUL W. BOTTUM has been a Portfolio Manager with Jundt Associates since March 2000, as well as an Analyst with Jundt Associates since August 1999. From March 1998 to December 1998, he was the Vice President of Sales with More Medical, Inc. From July 1995 to February 1998, he was the Director of Marketing with Spine-Tech, Inc. From October 1991 to June 1995, he was a project manager with Scimed Life Systems. He graduated in 1985 with a B.A. degree and in 1987 with an M.S. degree in Business Administration from the University of Wisconsin. He graduated from the University of Minnesota in 1992 with a Ph.D. in Business Administration.

     Growth Fund and U.S. Emerging Growth Fund pay Jundt Associates advisory fees of 1% per year of each Fund's average daily net assets. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund pay Jundt Associates advisory fees of 1.30% per year of each Fund's average daily net assets.

     It is anticipated that control of Jundt Associates will pass from James R. Jundt to Marcus E. Jundt in the near future. Under the Investment Advisers Act, this change of control is deemed to be an assignment of the investment advisory agreement with each of the Funds, resulting in their automatic termination. Prior to the change of control, shareholders of Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund will vote on the approval of new investment advisory agreements. The new investment advisory agreements will be identical to the existing investment advisory agreements. The initial shareholder of each of Mid-Cap Growth Fund and Science & Technology Fund has already approved both the existing and new investment advisory agreements for Mid-Cap Growth Fund and Science & Technology Fund.

     Each Fund also engages various other service providers, as set forth under "Firms that Provide Services to the Funds" below.

                             HOW TO BUY FUND SHARES

     Class I shares are being offered in this Prospectus exclusively to directors, officers, employees or consultants of the Funds, Jundt Associates, Inc. or U.S. Growth Investments, Inc., immediate family members of such persons, and lineal ancestors (parents, grandparents, etc.) and descendants (children, grandchildren, etc.) of such persons and to accounts benefiting any such persons. IF YOU ARE NOT SUCH PERSON OR ACCOUNT, YOU MAY NOT PURCHASE CLASS I SHARES (OR ANY OTHER CLASS OF FUND SHARES) UNDER THIS PROSPECTUS.

     If you are such a person or account, you may purchase any Fund's Class I shares at their NAV next determined after your order is received.

     You may purchase Fund shares on any day the New York Stock Exchange (NYSE) is open for business (generally, every week day other than customary national holidays).

     DETERMINATION OF NAV. NAV generally is calculated once daily after the close of normal trading on the NYSE (generally 4:00 p.m., New York time) on each day the NYSE is open for business. The NAV of each share is the value of that share's portion of the Fund's assets, minus its portion of the Fund's liabilities. The most significant asset of each Fund is the Fund's investments. Each Fund generally values its investments based on their closing market values. If closing market values are not readily available for certain investments, such investments are valued at their "fair value" as determined by or under the supervision of the Funds' Board of Directors. Debt securities may be valued based on quotations furnished by pricing services or by dealers who make a market in those securities.

     MINIMUM INVESTMENTS. The minimum initial investment in Class I shares of any Fund is $1,000. You may make subsequent investments of at least $50. These minimums may not apply to certain retirement plans or custodial accounts for the benefit of minors. Contact the Funds for more information.

     OPENING AN ACCOUNT. You may open an account with and purchase Fund shares from the Funds' distributor, U.S. Growth Investments (by contacting the Funds by mail or phone, as set forth below).

     o PURCHASE BY MAIL. Complete the attached application and mail it, along with a check payable to the applicable Fund, to: Jundt Funds, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-5207 (for overnight delivery). YOU MAY NOT PURCHASE SHARES WITH A THIRD PARTY CHECK.

     o PURCHASES BY TELEPHONE. Call 1-800-370-0612 to obtain an account number and instructions (including instructions for wire transferring your investment to the Fund's bank account). You must then promptly complete the attached application and mail it to the Fund (at the address set forth under "Purchases By Mail").

     You may also open an account with and purchase Fund shares from firms that have selling agreements with U.S. Growth Investments. In addition to any applicable front-end or deferred sales charges, you may be charged an additional fee at the time you purchase or redeem Fund shares through a broker or agent. U.S. Growth Investments currently imposes no such fee (other than wire transfer charges) if you make purchases or redemptions directly through U.S. Growth Investments. Most firms are not authorized to sell Class I shares.

     AUTOMATIC INVESTMENT PLAN. You may make automatic monthly investments of at least $50 through each Fund's Automatic Investment Plan. For additional information, call your broker or the Funds.

     RETIREMENT INVESTING. You may establish a Fund account as an Individual Retirement Account (IRA). You also may be able to purchase Fund shares as an investment for other qualified retirement plans in which you participate. Examples include a profit-sharing or money purchase plan, a 401(k) plan, a 403(b) plan, or a Simplified Employer Pension (SEP) plan. You should consult your tax advisor, employer and/or plan administrator before investing. Call the Funds for more information and application forms.

                          HOW TO SELL YOUR FUND SHARES

     You normally may sell (redeem) your Fund shares on any business day at their next-determined NAV after receipt of your redemption request. The Funds normally make payment within three days. However, if you very recently purchased your shares by personal check, your redemption payment may be delayed (typically for not more than 15 days) to permit your check to clear.

     The value of shares redeemed may be more or less than their original cost depending upon their NAV at the time of redemption.

     You may not redeem your Fund shares on any day that the NYSE is closed (normally, weekends and customary national holidays). The Funds also may suspend your right of redemption if permitted by applicable laws and rules that are designed to protect Fund shareholders (for example, when emergencies or restrictions in the securities markets make it difficult or impossible for the Funds to determine their net asset values or to sell their investments in an orderly manner).

     If redemptions cause any of your Fund accounts to fall below $1,000, and the account remains below $1,000 for 60 days after the Fund notifies you in writing, the Fund may close your account and mail you a check for your account balance.

     SIGNATURE GUARANTEES. Your request to sell shares must be made in writing and include a signature guarantee if any of the following situations apply:

     o   you request to redeem more than $50,000 worth of shares;

     o you have changed your account registration or address within the last 30 days;

     o you request the check be mailed to a different address than the one on your account;

     o you request the check be made payable to someone other than the account owner; or

     o you request the redemption or exchange proceeds be transferred to an account with a different registration.

     You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

     EXCHANGE PRIVILEGE. Except as provided below, you may exchange some or all of your Class I shares for Class I shares of equal value of another Fund.

     The minimum amount which you may exchange is $1,000. The Funds may restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, exchanges. An exchange is considered a sale of shares for income tax purposes.

     EXPEDITED TELEPHONE REDEMPTIONS. The Funds currently offer certain expedited redemption procedures. If you are redeeming shares worth at least $1,000 but not more than $50,000, you may redeem by calling the Funds at 1-800-370-0612. You must have completed the applicable section of the account application before the telephone request is received. The proceeds of the redemption will be paid by check mailed to your address of record or, if requested at the time of redemption, by wire transfer to the bank designated on your account application. The Funds' transfer agent charges a fee for wire transfers.

     Your broker may allow you to effect an expedited redemption of Fund shares purchased through your broker by notifying him or her of the amount of shares to be redeemed. Your broker is then responsible for promptly placing the redemption request with the Fund on your behalf.

     MONTHLY CASH WITHDRAWAL PLAN. If you own Fund shares valued at $10,000 or more, you may open a Withdrawal Plan and have a designated amount of money paid monthly to you or another person. Contact the Funds for additional information.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

     Substantially all of each Fund's net investment income and net capital gains, if any, will be paid to investors once a year. You may elect to receive distributions in cash or in additional Fund shares (of the same Class of shares to which the distribution relates). If you do not indicate a choice, your distributions will be reinvested in additional Fund shares.


TAXES

     Distributions from the Fund to you are taxable (unless you are exempt from taxes). Distributions to you from a Fund's income and short-term capital gains will be taxable as "ordinary income." Long-term capital gain distributions will be taxed at applicable long-term capital gains rates regardless of the length of time you have held your Fund shares. Although Jundt Associates will endeavor to have as great a portion as possible of each Fund's distributions qualify as long-term capital gains, the composition of distributions in any year will depend upon a variety of market and other conditions and cannot be predicted accurately. A portion of a Fund's dividends may qualify for the dividends received deduction for corporations. A Fund's distributions will be taxable when they are paid, whether you take them in cash or reinvest them in additional Fund shares, except that distributions declared in December but paid in January are taxable as if paid on or before December 31. The federal income tax status of all distributions will be reported to you annually. In addition to federal income taxes, distributions may also be subject to state or local taxes. If you live outside the United States, the dividends and other distributions could also be taxed by the country in which you live.


"BUYING A DISTRIBUTION"

     On the date of a distribution by a Fund, the price of its shares is reduced by the amount of the distribution. If you purchase shares of a Fund on or before the record date ("buying a distribution"), you will pay the full price for the shares (which includes realized but undistributed earnings and capital gains of the Fund that accumulate throughout the year), and then receive a portion of the purchase price back in the form of a taxable distribution. For this reason, most taxable investors avoid buying Fund shares at or near the time of a large distribution.

     THIS TAX INFORMATION IS GENERAL IN NATURE. YOU SHOULD CONSULT YOUR TAX ADVISER REGARDING FEDERAL, STATE, LOCAL OR FOREIGN TAX ISSUES THAT MAY RELATE TO YOU SPECIFICALLY.

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights tables are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. This information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                              BEGINNING                     NET REALIZED       DIVIDENDS     DISTRIBUTIONS
                                              NET ASSET         NET        AND UNREALIZED      FROM NET        FROM NET
                                              VALUE PER     INVESTMENT     GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                SHARE          LOSS          INVESTMENTS        INCOME           GAINS
--------------------------------------------------------------------------------------------------------------------------
GROWTH FUND -- CLASS I
 Year ended 12/31/99 .....................     $ 16.83         (0.14)            3.49             --             (2.29)
 Year ended 12/31/98 .....................     $ 14.28         (0.20)            6.27             --             (3.52)
 Year ended 12/31/97 .....................     $ 13.69         (0.19)            1.63             --             (0.85)
 Year ended 12/31/96 .....................     $ 11.95         (0.23)            2.05             --             (0.08)
 Year ended 12/31/95 .....................     $ 14.95         (0.12)            2.71             --             (5.59)

U.S. EMERGING GROWTH FUND -- CLASS I
 Year ended 12/31/99 .....................     $ 15.22         (0.04)            7.55             --             (0.44)
 Year ended 12/31/98 .....................     $ 13.25         (0.13)            5.10             --             (3.00)
 Year ended 12/31/97 .....................     $ 12.51         (0.07)            4.12             --             (3.31)
 Period from 1/2/96* to 12/31/96 .........     $ 10.00         (0.11)            4.53             --             (1.91)

------------------
  *Commencement of operations.

(1)Total return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total returns prior to December 29, 1995, reflect performance of the Growth Fund as a closed-end Fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total returns for periods of less than one full year are not annualized.

(2)Adjusted to an annual basis.

                      RATIO TO AVERAGE NET ASSETS
              ----------------------------------------
  ENDING
 NET ASSET        NET                                                    PORTFOLIO      NET ASSETS AT
 VALUE PER    INVESTMENT         NET           GROSS         TOTAL        TURNOVER      END OF PERIOD
   SHARE         LOSS          EXPENSES       EXPENSES     RETURN(1)        RATE       (000'S OMITTED)
------------------------------------------------------------------------------------------------------

  $ 17.89        (0.77)%         1.56%          1.56%         19.97%        127%          $ 93,521
  $ 16.83        (1.23)%         1.89%          1.89%         43.30%         78%          $ 88,752
  $ 14.28        (1.22)%         1.93%          1.93%         10.85%        115%          $ 80,964
  $ 13.69        (1.56)%         1.88%          1.88%         15.22%         57%          $ 96,458
  $ 11.95        (0.72)%         1.60%          1.60%         17.81%        155%          $140,642


  $ 22.29        (0.00)%         1.55%          1.88%         49.51%        248%          $ 12,455
  $ 15.22        (0.91)%         1.55%          2.68%         39.06%        197%          $ 10,344
  $ 13.25        (0.63)%         1.55%          3.10%         33.87%        264%          $ 11,773
  $ 12.51        (1.09)%(2)      1.55%(2)       3.44%(2)      44.32%        204%          $  9,025

                                 BEGINNING                   NET REALIZED      DIVIDENDS    DISTRIBUTIONS     ENDING
                                 NET ASSET        NET       AND UNREALIZED     FROM NET        FROM NET      NET ASSET
                                 VALUE PER    INVESTMENT    GAIN (LOSS) ON    INVESTMENT      INVESTMENT     VALUE PER
                                   SHARE         LOSS         INVESTMENTS       INCOME          GAINS          SHARE
----------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND -- CLASS I
 Year ended 12/31/99 .........    $ 15.93        (0.16)            5.98             --          (0.17)       $ 21.58
 Year ended 12/31/98 .........    $ 11.06        (0.14)            6.85             --          (1.84)       $ 15.93
 Year ended 12/31/97 .........    $  9.87        (0.14)            4.12             --          (2.79)       $ 11.06
 Period from 12/26/96*
  to 12/31/96 ................    $ 10.00           --            (0.13)            --             --        $  9.87

TWENTY-FIVE FUND -- CLASS I
 Year ended 12/31/99 .........    $ 16.07        (0.12)            6.87             --             --        $ 22.82
 Year ended 12/31/98 .........    $ 10.00        (0.10)            7.61          (0.09)         (1.35)       $ 16.07

------------------
  *Commencement of operations.

(1)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

(2)Adjusted to an annual basis.

(3)For Opportunity Fund, excluding interest expense, net of reimbursement.

(4)For Opportunity Fund, excluding interest expense, before reimbursement.

(5)For Opportunity Fund, including interest expense, before reimbursement.

                   RATIO TO AVERAGE NET ASSETS
-------------------------------------------------------------------
    NET                                            GROSS EXPENSES                                  NET ASSETS AT
INVESTMENT           NET            GROSS            INCLUDING          TOTAL       PORTFOLIO      END OF PERIOD
   LOSS          EXPENSES(3)     EXPENSES(4)    INTEREST EXPENSE(5)   RETURN(1)   TURNOVER RATE   (000'S OMITTED)
-----------------------------------------------------------------------------------------------------------------
   (0.86)%          1.89%           2.04%              2.08%           36.55%         318%           $25,472
   (1.04)%          1.89%           3.10%              3.20%           61.29%         376%           $18,182
   (1.56)%          1.89%           6.32%              6.70%           41.45%         298%           $ 3,973

   (1.89)%(2)       1.89%(2)        3.98%(2)           3.98%(2)        (1.30)%          0%           $   286


   (0.69)%          2.00%           2.38%              N/A             42.00%         213%           $10,001
   (0.74)%          2.00%           9.12%              N/A             75.43%         294%           $ 2,926

                 (This page has been left blank intentionally.)

[LOGO] JUNDT FUNDS
                                  JUNDT FUNDS
                              PURCHASE APPLICATION
                                    I-SHARES
Mail To:   Jundt Funds
           c/o Firstar Mutual Fund Services, LLC
           PO Box 701
           Milwaukee, WI 53201-0701

Overnight Express Mail To:    Jundt Funds
                              c/o Firstar Mutual Fund Services, LLC
                              615 E. Michigan St., 3rd Floor
                              Milwaukee, WI 53202-5207

Use this form for individual, custodial, trust, profit sharing or pension plan accounts. Do not use this form for Jundt Funds sponsored IRA or SEP IRA accounts. For any additional information please call Jundt Funds at 1-800-370-0612.

--------------------------------------------------------------------------------
A.  INVESTMENT CHOICES
[  ] By check: Please make check payable to the Jundt Funds.
               Amount $ _____________ ($1,000 minimum)
[  ] By wire: Call 1-800-370-0612. Indicate total amount and date of wire
               $ _____________ Date  ______________

                                                                                DISTRIBUTION OPTIONS
                                                                 INITIAL                           CAPITAL GAINS
                                                               INVESTMENT   CAPITAL GAINS &        REINVESTED &
                                                                 AMOUNT   DIVIDENDS REINVESTED   DIVIDENDS IN CASH*
[  ] Jundt Growth Fund                           (150-180) $______________       [  ]                   [  ]

[  ] Jundt U.S. Emerging Growth Fund             (150-181) $______________       [  ]                   [  ]

[  ] Jundt Opportunity Fund                      (150-182) $______________       [  ]                   [  ]

[  ] Jundt Twenty-Five Fund                      (150-183) $______________       [  ]                   [  ]

[  ] Jundt Mid-Cap Growth Fund                   (150-184) $______________       [  ]                   [  ]

[  ] Jundt Science & Technology Fund             (150-185) $______________       [  ]                   [  ]

[WIDE TABLE CONTINUED FROM ABOVE FOR EDGAR DISPLAY PURPOSES]

                                                                               DISTRIBUTION OPTIONS
                                                               INITIAL
                                                              INVESTMENT                     DIVIDEND REINVESTED &
                                                                AMOUNT    CAPITAL GAINS AND      CAPITAL GAINS
                                                                          DIVIDENDS IN CASH*     PAID TO CASH
[  ] Jundt Growth Fund                           (150-180) $______________     [  ]                  [  ]

[  ] Jundt U.S. Emerging Growth Fund             (150-181) $______________     [  ]                  [  ]

[  ] Jundt Opportunity Fund                      (150-182) $______________     [  ]                  [  ]

[  ] Jundt Twenty-Five Fund                      (150-183) $______________     [  ]                  [  ]

[  ] Jundt Mid-Cap Growth Fund                   (150-184) $______________     [  ]                  [  ]

[  ] Jundt Science & Technology Fund             (150-185) $______________     [  ]                  [  ]

*Unless otherwise indicated, cash distributions will be mailed to the address in Section C


--------------------------------------------------------------------------------
B.  REGISTRATION

[  ] Individual

--------------------------------------------------------------------------------
FIRST NAME  M.I.    LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

[  ] Joint Owner

--------------------------------------------------------------------------------
FIRST NAME  M.I.    LAST NAME      SOCIAL SECURITY #  BIRTHDATE (Mo/Dy/Yr)

*Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.

[  ] Gift to Minors

--------------------------------------------------------------------------------
CUSTODIAN'S FIRST NAME (ONLY ONE PERMITTED)  MI    LAST NAME

--------------------------------------------------------------------------------
MINOR'S FIRST NAME (ONLY ONE PERMITTED)      MI    LAST NAME

--------------------------------------------------------------------------------
MINOR'S SOCIAL SECURITY #   MINOR'S BIRTHDATE (Mo/Dy/Yr)  STATE OF RESIDENCE

[  ] Corporation/Trust**

--------------------------------------------------------------------------------
NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

[  ] Partnership*

--------------------------------------------------------------------------------
NAME OF TRUST/CORPORATION**/PARTNERSHIP*

[  ] Other Entity*

--------------------------------------------------------------------------------
SOCIAL SECURITY #/TAX ID#                 DATE OF AGREEMENT (Mo/Dy/Yr)

 *Additional documentation and certification may be requested.
**Corporate Resolution is required.


--------------------------------------------------------------------------------
C.  MAILING ADDRESS

--------------------------------------------------------------------------------
STREET         APT/SUITE

--------------------------------------------------------------------------------
CITY                STATE               ZIP

--------------------------------------------------------------------------------
DAYTIME PHONE #                                   EVENING PHONE #

---------------------------------------
E-MAIL ADDRESS

[  ] Duplicate Confirmation to:

--------------------------------------------------------------------------------
FIRST NAME                           M.I.      LAST NAME

--------------------------------------------------------------------------------
STREET                                                        APT/SUITE

--------------------------------------------------------------------------------
CITY                STATE               ZIP

[2970] M  12/99

--------------------------------------------------------------------------------
D. TELEPHONE OPTIONS

Your signed Application must be received at least 15 business days prior to initial transaction.

To ensure proper debiting/crediting of your bank account, an unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

[  ] TELEPHONE REDEMPTION.
     [  ] Check to address shown on your account
     [  ] Via federal wire to your bank account below ($12.00 charge for each wire transfer)
     [ ] Via EFT, at no charge, to your bank account below (funds are typically credited within two days after redemption)

[ ] TELEPHONE PURCHASE (EFT). Permits the purchase of shares using your bank account to clear the transaction. (Minimum $50) Complete bank account information below.

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK NAME                                    ACCOUNT NUMBER

--------------------------------------------------------------------------------
BANK ADDRESS                                 BANK ROUTING/ABA#


--------------------------------------------------------------------------------
E. AUTOMATIC INVESTMENT PLAN

Your signed Application must be received at least 15 business days prior to initial transaction.

An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

Please start my Automatic Investment Plan as described in the prospectus in the _______________________ Fund beginning on ____________ of _______.
                                             MONTH          YEAR

I hereby instruct Firstar Mutual Fund Services, LLC, Transfer Agent for the Jundt Funds to automatically transfer $ __________ (minimum $50) directly from my checking or savings account named below on the _______ of each month or the first business day thereafter. I understand that I will be assessed a $25 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. Automatic Investment Plan contributions to any IRA will be reported as current year contributions.

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK NAME                                    ACCOUNT NUMBER

--------------------------------------------------------------------------------
BANK ADDRESS                                 BANK ROUTING/ABA#

--------------------------------------------------------------------------------
SIGNATURE OF BANK ACCOUNT OWNER              SIGNATURE OF JOINT OWNER


--------------------------------------------------------------------------------
F. SYSTEMATIC WITHDRAWALS

I would like to withdraw from the Jundt Funds $_______________ ($100 minimum, $10,000 account value minimum) as follows:

[  ] I would like to have payments made to me on or about the __________ day of each month, or
[ ] I would like to have payments made to me on or about the __________ day of the months that I have circled below:

Jan.  Feb.  Mar.  Apr.  May  June  July  Aug.  Sept.  Oct.  Nov.  Dec.

[ ] To have payments automatically deposited to your bank account. Complete bank account information below. (A check will be mailed to the address in Section C if this box is not checked.)

--------------------------------------------------------------------------------
NAME(S) ON BANK ACCOUNT

--------------------------------------------------------------------------------
BANK NAME                                    ACCOUNT NUMBER

--------------------------------------------------------------------------------
BANK ADDRESS                                 BANK ROUTING/ABA#

TO ENSURE PROPER CREDITING OF YOUR BANK ACCOUNT, PLEASE ATTACH A VOIDED CHECK OR A DEPOSIT SLIP.


--------------------------------------------------------------------------------
G. SIGNATURE AND CERTIFICATION REQUIRED BY THE INTERNAL REVENUE SERVICE

I have received and read the Prospectus for the Jundt Funds (the "Fund"). I understand the Fund's investment objectives and policies and agree to be bound by the terms of the Prospectus. I am of legal age in my state of residence and have full authority to purchase shares of the Fund and to establish and use any related privileges.

Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

By selecting the options in Section D, E, F, I hereby authorize the Fund to initiate credits and debits to my account at the bank indicated and for the bank to credit or debit the same to such account through the Automated Clearing House ("ACH") system.

UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

--------------------------------------------------------------------------------
SIGNATURE OF OWNER*                               DATE (Mo/Dy/Yr)

--------------------------------------------------------------------------------
SIGNATURE OF OWNER, if any                        DATE (Mo/Dy/Yr)

*If shares are to be registered in (1) joint names, both persons should sign,
 (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

--------------------------------------------------------------------------------
PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY

                   FIRMS THAT PROVIDE SERVICES TO THE FUNDS



                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416



                                   DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                       1550 Utica Avenue South, Suite 950
                          Minneapolis, Minnesota 55416



                                  ADMINISTRATOR
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207



                                 TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 3rd Floor
                         Milwaukee, Wisconsin 53202-5207



                                    CUSTODIAN
                               Firstar Bank, N.A.
                            777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202



                              INDEPENDENT AUDITORS
                                    KPMG LLP
                               4200 Norwest Center
                          Minneapolis, Minnesota 55402



                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                               2200 Norwest Center
                          Minneapolis, Minnesota 55402

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     The Funds' annual and semi-annual shareholder reports include additional information about each Fund's investments and about market conditions and investment strategies that significantly affected each Fund's performance during the covered period. The Funds' Statement of Additional Information contains further information about each Fund and is incorporated into this Prospectus by reference.

     You may make shareholder inquiries or obtain a free copy of the Funds' most recent annual and semi-annual shareholder report or the Funds' current Statement of Additional Information by:

     o   CALLING THE FUNDS at 1-800-370-0612; or

     o WRITING THE FUNDS at 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202-5207.

     You may review or copy (for normal copying fees) information about the Funds (including the Statement of Additional Information) by visiting the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. You also may request copies by writing to the Public Reference Section of the SEC at Washington, D.C. 20549-0102 or requests for information may be sent by electronic request to the following e-mail address: publicinfo@sec.gov. Reports and other information about the Funds, including the Statement of Additional Information, are also available free on the SEC's Internet site at http://www.sec.gov.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS ...............................................................     2
RISK/RETURN SUMMARY .....................................................     2
FEES AND EXPENSES .......................................................    10
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS ..............................    13
MANAGEMENT OF THE FUNDS .................................................    18
HOW TO BUY FUND SHARES ..................................................    19
HOW TO SELL YOUR FUND SHARES ............................................    20
DISTRIBUTIONS AND TAXES .................................................    21
FINANCIAL HIGHLIGHTS ....................................................    22
FIRMS THAT PROVIDE SERVICES TO THE FUNDS ................................    26
ADDITIONAL INFORMATION ABOUT THE FUNDS ..................................    27

     IN DECIDING WHETHER OR NOT TO INVEST, YOU SHOULD NOT RELY ON ANY INFORMATION CONCERNING THE FUNDS OTHER THAN INFORMATION CONTAINED OR REFERENCED IN THIS PROSPECTUS. INFORMATION INCLUDED IN THIS PROSPECTUS IS CURRENT AS OF JULY 1, 2000 BUT MAY CHANGE WITHOUT NOTICE AFTER SUCH DATE.

     Investment Company Act File Nos. 811-06317 (Growth Fund) and 811-09128 (U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund).

                                JUNDT GROWTH FUND
                         JUNDT U.S. EMERGING GROWTH FUND
                             JUNDT OPPORTUNITY FUND
                             JUNDT TWENTY-FIVE FUND
                            JUNDT MID-CAP GROWTH FUND
                         JUNDT SCIENCE & TECHNOLOGY FUND

                       1550 UTICA AVENUE SOUTH, SUITE 950
                          MINNEAPOLIS, MINNESOTA 55416
                                 1-800-370-0612
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 1, 2000

     The Jundt Growth Fund, Inc. ("Growth Fund"), Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") (collectively, the "Funds") are professionally managed mutual funds. Investors in each Fund become Fund shareholders. Each Fund offers its shares in four classes (Classes A, B, C and I), each subject to different selling and other expenses. U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund are separately managed series of Jundt Funds, Inc.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Funds' applicable Prospectus, dated July 1, 2000 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "SEC"). To obtain a copy of the Prospectus, please call the Funds at 1-800-370-0612 or your investment executive.

     The Schedules of Investments, Notes to Schedules of Investments, Financial Statements, Notes to Financial Statements and Independent Auditors' Report contained in the Annual Report of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. dated December 31, 1999 (File Nos. 811-06317 and 811-09128, respectively) are incorporated herein by reference. You may obtain a copy of the Annual Report without charge by calling the Funds at 1-800-370-0612.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies ....................................................... B-2
Investment Restrictions ................................................... B-9
Taxes ..................................................................... B-14
Advisory, Administrative and Distribution Agreements ...................... B-14
Special Purchase Plans .................................................... B-19
Monthly Cash Withdrawal Plan .............................................. B-21
Compensation to Firms Selling Fund Shares ................................. B-21
Determination of Net Asset Value .......................................... B-22
Calculation of Performance Data ........................................... B-25
Directors and Officers .................................................... B-30
Counsel and Auditors ...................................................... B-33
General Information ....................................................... B-33
Financial and Other Information ........................................... B-38

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE JUNDT GROWTH FUND, INC., JUNDT FUNDS, INC. OR THE FUNDS' INVESTMENT ADVISER OR DISTRIBUTOR. NEITHER THIS STATEMENT OF ADDITIONAL INFORMATION NOR THE PROSPECTUS CONSTITUTES AN OFFER TO SELL, OR THE SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY FUND IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING OR SOLICITATION MAY NOT LAWFULLY BE MADE. NEITHER THE DELIVERY OF THIS STATEMENT OF ADDITIONAL INFORMATION NOR ANY SALE MADE HEREUNDER (OR UNDER THE PROSPECTUS) SHALL CREATE ANY IMPLICATION THAT INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY TIME SUBSEQUENT TO THE DATE HEREOF.

                               INVESTMENT POLICIES

     Growth Fund is an open-end diversified management investment company. U.S. Emerging Growth Fund is a "diversified" series, and each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund is a "non-diversified" series, of Jundt Funds, Inc., also an open-end management investment company. Each Fund's investment objective and principal investment policies and strategies are set forth in the Prospectus. The following information is intended to supplement the Prospectus disclosures.


OPTIONS

     Each Fund may purchase and sell put and call options on its portfolio securities to protect against changes in market prices when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may purchase and sell options on an opportunistic basis to generate additional investment returns. There is no assurance that the use of put and call options will achieve these desired objectives and could result in losses.

     CALL OPTIONS. Each Fund may sell covered call options on its securities and securities indices to realize a greater current return, through the receipt of premiums, than it would realize on its securities alone. A call option gives the holder the right to purchase, and obligates the seller to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the seller, at all times while obligated as a seller, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to immediately acquire such securities. In addition to covered call options, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may sell uncovered (or "naked") call options; however, SEC rules require that such Funds segregate assets on their books and records with a value equal to the value of the securities or the index that the holder of the option is entitled to call.

     In return for the premiums received when it sells a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commission) plus the amount of the premium.

     A Fund may terminate a call option that it has sold before it expires by entering into a closing purchase transaction. The Fund may enter into closing transactions in order to free itself to sell the underlying security or to sell another call option on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

     PUT OPTIONS. Each Fund may sell covered put options in order to enhance its current return. A put option gives the holder the right to sell, and obligates the seller to buy, a security, or the notional value of an index, at the exercise price at any time before the expiration date. A put option is "covered" if the seller segregates permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. Each Fund may also purchase put options to protect portfolio holdings against a decline in market value. This practice is often referred to as "hedging." This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security or index at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security or index must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

     Each Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security (or an index representative of the underlying security) at the exercise price regardless of any increase in the underlying security's or index's market price. In order for a call option to be profitable, the market price of the underlying security or index must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also purchase put and call options to enhance their current returns.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that Jundt Associates, Inc., each Fund's investment adviser (the "Investment Adviser"), will not forecast market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Investment Adviser believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of the Investment Adviser may be considered such a group. These position limits may restrict a Fund's ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     SPECIAL EXPIRATION PRICE OPTIONS. Each Fund may purchase over-the-counter ("OTC") put and call options with respect to specified securities ("special expiration price options") pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Investment Adviser believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the option is exercised. Brokerage commissions and other transaction costs will reduce a Fund's profits if a special expiration price option is exercised. A Fund will not purchase special expiration price options with respect to more than 25% of the value of its net assets.


FUTURES CONTRACTS

     INDEX FUTURES CONTRACTS AND OPTIONS. Each Fund may buy and sell index futures contracts and related options to protect against changes in market prices when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may purchase and sell such securities on an opportunistic basis to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If a Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

     Positions in index futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts.

     In order to hedge its investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in the Investment Adviser's judgment, have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing and selling call and put options on index futures contracts, each Fund may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the seller undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     A Fund may purchase or sell options on stock indices in order to close out outstanding positions in options on stock indices which it has purchased or may allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin." The nature of the initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying index rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Fund's future position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     Consistent with the rules and regulations of the Commodity Futures Trading Commission exempting each Fund from regulation as a "commodity pool," each Fund will not purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on the Fund's existing futures and related options positions and premiums paid for options on futures contracts entered into for other than bona fide hedging purposes would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)


SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular futures contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures contract position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily variation margin payments. However, in the event financial futures contracts are used to hedge portfolio securities, such securities will not generally be sold until the financial futures contracts can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures contracts.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although each Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transaction in such options, with the result that a Fund would have to exercise the options in order to realize any profit.

     HEDGING RISK. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of the Fund's securities which are the subject of the hedge. The Investment Adviser will attempt to reduce the risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the Fund's portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Investment Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. All participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures contracts markets. Further, the margin requirements in the futures contracts markets are less onerous than margin requirements in the securities markets in general, and as a result the futures contracts markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures contracts markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Investment Adviser may not result in a successful hedging transaction over a short time period.

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may use futures contracts and related options to enhance investment returns in addition to hedging against market risk. Such use of futures contracts involves risk similar to the use of leverage. Within applicable regulatory limits (which require that each Fund segregate securities and other assets on its books and records with a value equal to the value of all long futures contracts positions, less margin deposits), Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund can be subject to the same degree of market risk as if approximately twice their net assets were fully invested in securities. This may result in substantial additional gains in rising markets, but likewise may result in substantial additional losses in falling markets.

     OTHER RISKS. Each Fund will incur brokerage fees in connection with its futures contracts and options transactions. In addition, while futures contracts and options on futures contracts will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in market movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures contract position and the portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss.


FOREIGN SECURITIES

     Each Fund may invest up to 25% of its total assets in securities of foreign issuers. Each Fund may only purchase foreign securities that are represented by American Depository Receipts listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. Interest or dividend payments on such securities may be subject to foreign withholding taxes. The Funds' investments in foreign securities involve considerations and risks not typically associated with investments in securities of domestic companies, including unfavorable changes in currency exchange rates, reduced and less reliable information about issuers and markets, different accounting standards, illiquidity of securities and markets, local economic or political instability and greater market risk in general.


INITIAL PUBLIC OFFERINGS

     Each fund may invest in the securities of companies making initial public offerings of their stock. Many of the companies making initial public offerings have limited operating histories, making prospects for future profitability uncertain. Prices of initial public offerings may also be unstable due to the absence of a prior public market and the small number of shares available for trading.


DEBT SECURITIES

     In normal market conditions, each Fund may invest up to 35% of its total assets in "investment grade" debt securities. However, when the Investment Adviser believes that a defensive investment posture is warranted, each Fund may invest without limitation in investment grade debt securities. Debt securities are "investment grade" if they are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or, if they are unrated, if the Investment Adviser believes that they are comparable in quality. Securities rated Baa or BBB (and similar unrated securities) lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. A Fund will not necessarily dispose of an investment if, after its purchase, its rating slips below investment grade. However, the Investment Adviser will monitor such investments closely and will sell such investments if the Investment Adviser at any time believes that it is in the Fund's best interests. Each Fund may also invest in non-investment grade "convertible" debt securities. See "Convertible Securities."


CONVERTIBLE SECURITIES

     Each Fund may invest in convertible securities. A convertible security (a bond or preferred stock) may be converted at a stated price within a specified period of time into a certain number of common shares of the same or a different issuer. Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinate to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income from common stocks but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuer's common stock. Each Fund may invest in non-investment grade convertible debt securities. Such securities (sometimes referred to as "junk bonds") are considered speculative and may be in poor credit standing or even in default as to payments of principal or interest. Moreover, such securities generally are less liquid than investment grade debt securities.


INDEXED SECURITIES

     Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.


REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). Each Fund presently intends to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Board of Directors and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high-quality, short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. The Investment Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


LEVERAGE

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may borrow money on an opportunistic basis to purchase additional portfolio securities. Growth Fund and U.S. Emerging Growth Fund may not borrow money for such purposes.

     Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of a Fund's shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Since any decline in value of the Fund's investments will be borne entirely by the Fund's shareholders (and not by those persons providing the leverage to the Fund), the effect of leverage in a declining market would be a greater decrease in net asset value than if the Fund were not so leveraged. Leveraging will create an interest expense for the Fund, which can exceed the investment return (if any) from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Fund will be less than if leveraging were not used.


REVERSE REPURCHASE AGREEMENTS

     In connection with its leveraging activities, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may enter into reverse repurchase agreements on an opportunistic basis. In reverse repurchase agreements a Fund sells securities and agrees to repurchase them at a mutually agreed date and time. A reverse repurchase agreement may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Fund's counterparty, the Fund would be unable to recover the security which is the subject of the agreement, that the amount of cash or other property transferred by the counterparty to the Fund under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or that the Fund may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.


SECURITIES LENDING

     Each Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of the Fund loaned will not at any time exceed one-third (or such other limit as the Board of Directors may establish) of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan.

     Before a Fund enters into a loan, the Investment Adviser considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Funds will not lend portfolio securities to borrowers affiliated with the Funds.

SHORT SALES

     Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may seek to hedge investments through short sales when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, these Funds may sell securities short on an opportunistic basis to generate additional investment returns. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. An increase in the value of the security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price.


ZERO-COUPON DEBT SECURITIES

     Zero-coupon securities in which each Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a mutual fund investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the principal and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

     Zero-coupon securities allow an issuer to avoid the need to generate cash to meet current interest payments. Even though zero-coupon securities do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on them and to distribute the amount of that interest at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.


                             INVESTMENT RESTRICTIONS

     Each Fund has adopted certain FUNDAMENTAL INVESTMENT RESTRICTIONS that may not be changed except by a vote of shareholders owning a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Under the Investment Company Act, a "majority of the outstanding voting securities" means the affirmative vote of the lesser of: (a) more than 50% of the outstanding shares of the Fund; or (b) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. In addition, each Fund has adopted certain NON-FUNDAMENTAL INVESTMENT RESTRICTIONS that may be changed by the Fund's Board of Directors without the approval of the Fund's shareholders.


GROWTH FUND

     FUNDAMENTAL INVESTMENT RESTRICTIONS

     Growth Fund may not:

          1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

          2. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

          3. Borrow money or issue senior securities (as defined in the Investment Company Act) except that the Fund may borrow in amounts not exceeding 15% of its total assets from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities;

          4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures contracts transactions are not deemed to be pledges or hypothecations for this purpose);

          5. Make loans of securities to other persons in excess of 25% of its total assets; provided the Fund may invest without limitation in short-term obligations (including repurchase agreements) and publicly distributed obligations;

          6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in selling portfolio securities;

          7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

          8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures contracts and options on futures contracts;

          9. Purchase or sell commodities or commodity contracts, except that, for the purpose of hedging, it may enter into contracts for the purchase or sale of debt and/or equity securities for future delivery, including futures contracts and options on domestic and foreign securities indices;

          10. Make investments for the purpose of exercising control or management; or

          11. Invest more than 15% of its assets in illiquid securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     Growth Fund may not:

          1. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

          2. Purchase equity securities in private placements; or

          3. Purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such instruments (at the time of purchase) will exceed 5% of its total assets.

U.S. EMERGING GROWTH FUND

     FUNDAMENTAL INVESTMENT RESTRICTIONS

     U.S. Emerging Growth Fund may not:

          1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

          2. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

          3. Borrow money or issue senior securities (as defined in the Investment Company Act) except that the Fund may borrow in amounts not exceeding 15% of its total assets from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities;

          4. Make loans of securities to other persons in excess of 25% of its total assets; provided the Fund may invest without limitation in short-term obligations (including repurchase agreements) and publicly distributed obligations;

          5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in selling portfolio securities;

          6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein; or

          7. Purchase or sell commodities or commodity contracts, except that, for the purpose of hedging, it may enter into contracts for the purchase or sale of debt and/or equity securities for future delivery, including futures contracts and options on domestic and foreign securities indices.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     U.S. Emerging Growth Fund may not:

          1. Invest in securities issued by other investment companies in excess of limitations imposed by federal and applicable state law;

          2. Make investments for the purpose of exercising control or management;

          3. Invest more than 15% of its net assets in illiquid securities;

          4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by Fundamental Restriction 3 above (collateral arrangements with respect to margin requirements for options and futures contracts transactions are not deemed to be pledges or hypothecations for this purpose);

          5. Purchase securities on margin, or make short sales of securities (other than short sales "against the box"), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures contracts and options on futures contracts; or

          6. Purchase equity securities in private placements.

OPPORTUNITY FUND AND TWENTY-FIVE FUND

     FUNDAMENTAL INVESTMENT RESTRICTIONS

     Neither Opportunity Fund nor Twenty-Five Fund may:

          1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

          2. Borrow money, except from banks for temporary or emergency purposes or as required in connection with otherwise permissible leverage activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information) and then only in an amount not in excess of one-third of the value of the Fund's total assets;

          3. Purchase or sell commodities or commodity contracts, except as required in connection with otherwise permissible options, futures contracts and commodity activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information);

          4. Make loans of its assets to other parties, including loans of its securities (although it may, subject to the other restrictions or policies stated in the Funds' Prospectus and in this Statement of Additional Information, purchase debt securities or enter into repurchase agreements with banks or other institutions to the extent a repurchase agreement is deemed to be a loan), in excess of one-third of its total assets;

          5. Issue senior securities, as defined in the Investment Company Act, except as required in connection with otherwise permissible options, futures contracts and leverage activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information);

          6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein; or

          7. Underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling certain of its portfolio securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     Neither Opportunity Fund nor Twenty-Five Fund may:

          1. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities, and except as required in connection with otherwise permissible options, futures contracts, short selling and leverage activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information);

          2. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required to secure otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

          3. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

          4. Make investments for the purpose of exercising control or management;

          5. Invest more than 15% of its net assets in illiquid securities; or

          6. Purchase equity securities in private placements.

MID-CAP GROWTH FUND AND SCIENCE & TECHNOLOGY FUND

     FUNDAMENTAL INVESTMENT RESTRICTIONS

     Neither Mid-Cap Growth Fund nor Science & Technology Fund may:

          1. Borrow money or issue senior securities in excess of limitations imposed by the Investment Company Act of 1940;

          2. Concentrate its investments within any particular industry, as determined in accordance with the Investment Company Act. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities shall not be considered to represent an "industry" within the meaning of this limitation. However, a Fund may concentrate its investments in one or more market sectors.

          3. Acquire or sell commodities or contracts relating to physical commodities contracts unless acquired as a result of the Fund's ownership of another permissible investment. This limitation shall not prohibit the Fund from acquiring or selling investments that may be backed or secured by physical commodities or investments in companies that may deal in or own physical commodities;

          4. Acquire or sell real estate unless acquired as a result of the Fund's ownership or another permissible investment. This limitation shall not prohibit the Fund from acquiring or selling investments that may be backed or secured by real estate or interests in real estate or investments in companies that may deal in or own real estate or interests in real estate; or

          5. Make loans in excess of limitations imposed by the Investment Company Act;

          6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling certain of its portfolio securities.

     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     Neither Mid-Cap Growth Fund nor Science & Technology Fund may:

          1. Make short sales or purchases on margin, although it may obtain short-term credit necessary for the clearance of purchases and sales of its portfolio securities, and except as required in connection with otherwise permissible options, futures contracts, short selling and leverage activities (as described elsewhere in the Funds' Prospectus and in this Statement of Additional Information);

          2. Mortgage, hypothecate, or pledge any of its assets as security for any of its obligations, except as required to secure otherwise permissible borrowings (including reverse repurchase agreements), short sales, financial options and other hedging activities;

          3. Invest in securities issued by other investment companies in excess of limitations imposed by applicable law;

          4. Make investments for the purpose of exercising control or management;

          5. Invest more than 15% of its net assets in illiquid securities; or

          6. Purchase equity securities in private placements.

                                      * * *

     With respect to each of the foregoing fundamental and non-fundamental investment restrictions involving a percentage of a Fund's assets, if a percentage restriction or limitation is adhered to at the time of an investment or sale (other than a maturity) of a security, a later increase or decrease in such percentage resulting from a change of values or net assets will not be considered a violation thereof.

                                      TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     As a regulated investment company, each Fund will not be liable for federal income taxes on the part of its taxable net investment income and net capital gains, if any, that it distributes to shareholders, provided it distributes at least 90% of its "investment company taxable income" (as that term is defined in the Code) to Fund shareholders in each taxable year. However, if for any taxable year a Fund does not satisfy the requirements of Subchapter M of the Code, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits.

     Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year each Fund must distribute: (a) at least 98% of its taxable ordinary income (not taking into account any capital gains or losses) for the calendar year; (b) at least 98% of its capital gain net income for the twelve month period ending on October 31 (or December 31, if the Fund so elects); and (c) any portion (not taxed to the Fund) of the respective balances from the prior year. To the extent possible, each Fund intends to make sufficient distributions to avoid this 4% excise tax.

     Each Fund, or the shareholder's broker with respect to the Fund, is required to withhold federal income tax at a rate of 31% of dividends, capital gains distributions and proceeds of redemptions if a shareholder fails to furnish the Fund with a correct taxpayer identification number ("TIN") or to certify that he or she is exempt from such withholding, or if the Internal Revenue Service notifies the Fund or broker that the shareholder has provided the Fund with an incorrect TIN or failed to properly report dividend or interest income for federal income tax purposes. Any such withheld amount will be fully creditable on the shareholder's federal income tax return. An individual's TIN is his or her social security number.

     Each Fund may write, purchase or sell options or futures contracts. Generally, options and futures contracts that are "Section 1256 contracts" will be "marked to market" for federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. Gain or loss from transactions in options and futures contracts that are subject to the "marked to market" rule will be 60% long-term and 40% short-term capital gain or loss. However, a Fund may be eligible to make a special election under which certain "Section 1256 contracts" would not be subject to the "marked to market" rule.

     Code Section 1092, which applies to certain "straddles," may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures contracts.


             ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

INVESTMENT ADVISORY AGREEMENT

     Jundt Associates, Inc. (the "Investment Adviser"), 1550 Utica Avenue South, Suite 950, Minneapolis, Minnesota 55416, serves as each Fund's investment adviser. James R. Jundt serves as Chairman of the Board and Chief Executive Officer of the Investment Adviser and owns 95% of its stock. A trust benefiting Mr. Jundt's children and grandchildren owns the remaining 5% of the Investment Adviser's stock. The Investment Adviser was incorporated in December 1982.

     The Investment Adviser has been retained as each Fund's investment adviser pursuant to investment advisory agreements between the Investment Adviser and each Fund (the "Investment Advisory Agreements"). Under the terms of the Investment Advisory Agreements, the Investment Adviser furnishes continuing investment supervision to each Fund and is responsible for the management of each Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors.

     The Investment Adviser furnishes office space, equipment and personnel to each Fund in connection with the performance of its investment management responsibilities. In addition, the Investment Adviser pays the salaries and fees of all officers and directors of each Fund who are affiliated persons of the Investment Adviser.

     Each Fund pays all other expenses incurred in its operation including, but not limited to, brokerage and commission expenses; interest charges; fees and expenses of legal counsel and independent auditors; the Fund's organizational and offering expenses, whether or not advanced by the Investment Adviser; taxes and governmental fees; expenses (including clerical expenses) of issuance, sale or repurchase of the Fund's shares; membership fees in trade associations; expenses of registering and qualifying shares of the Fund for sale under federal and state securities laws; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of regular and special shareholders meetings; expenses of filing reports and other documents with governmental agencies; charges and expenses of the Fund's administrator, custodian and registrar, transfer agent and dividend disbursing agent; expenses of disbursing dividends and distributions; compensation of officers, directors and employees who are not affiliated with the Investment Adviser; travel expenses of directors for attendance at meetings of the Board of Directors; insurance expenses; indemnification and other expenses not expressly provided for in the Investment Advisory Agreement; and any extraordinary expenses of a non-recurring nature.

     For its services, the Investment Adviser receives from each of Growth Fund and U.S. Emerging Growth Fund a monthly fee at an annual rate of 1.0% of the Fund's average daily net assets and from each of Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund a monthly fee at an annual rate of 1.3% of the Fund's average daily net assets. During the fiscal years ended December 31, 1997, 1998 and 1999, Growth Fund paid the Investment Adviser fees of $906,945, $824,938 and $971,085, respectively; during the fiscal years ended December 31, 1997, 1998 and 1999, U.S. Emerging Growth Fund paid the Investment Adviser fees of $163,666, $214,784 and $498,766, respectively; during the fiscal years ended December 31, 1997, 1998 and 1999, Opportunity Fund paid the Investment Adviser fees of $61,941, $236,669 and $856,971, respectively; and during the fiscal years ended December 31, 1998 and 1999, Twenty-Five Fund paid the Investment Adviser fees of $42,951 and $452,191.

     The Investment Advisory Agreements continue in effect from year to year, if specifically approved at least annually by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the Investment Company Act) of The Jundt Growth Fund, Inc., Jundt Funds, Inc. or the Investment Adviser ("Independent Directors") at a meeting in person. Each Investment Advisory Agreement may be terminated by either party, by the Independent Directors or by a vote of the holders of a majority of the outstanding securities of the Fund that is a party thereto, at any time, without penalty, upon 60 days' written notice, and automatically terminates in the event of its "assignment" (as defined in the Investment Company Act).

     It is anticipated that control of the Investment Adviser will pass from James R. Jundt to Marcus E. Jundt in the near future. Under the Investment Advisers Act, this change of control is deemed to be an assignment of the Investment Advisory Agreement with each of the Funds, resulting in their automatic termination. Prior to the change of control, shareholders of Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund will vote on the approval of new Investment Advisory Agreements. The new Investment Advisory Agreements will be identical to the existing Investment Advisory Agreements. The initial shareholder of each of Mid-Cap Growth Fund and Science & Technology Fund has already approved both the existing and new Investment Advisory Agreements for Mid-Cap Growth Fund and Science & Technology Fund.

PORTFOLIO TRANSACTIONS, BROKERAGE COMMISSIONS AND PORTFOLIO TURNOVER RATE

     The Investment Adviser is responsible for investment decisions and for executing each Fund's portfolio transactions. The Funds have no obligation to execute transactions with any particular broker-dealer. The Investment Adviser seeks to obtain the best combination of price and execution for each Fund's transactions. However, the Funds do not necessarily pay the lowest commission.

     During the years ended December 31, 1997, 1998 and 1999, Growth Fund paid commissions to brokers and futures commission merchants of $121,872, $134,262 and $152,337, respectively; during the years ended December 31, 1997, 1998 and 1999, U.S. Emerging Growth Fund paid commissions to brokers and futures commission merchants of $27,740, $89,565 and $31,103, respectively; during the years ended December 31, 1997, 1998 and 1999, Opportunity Fund paid commissions to brokers and futures commission merchants of $21,502, $27,376 and $153,749, respectively; and, during the years ended December 31, 1998 and 1999, Twenty-Five Fund paid commissions to brokers and futures commission merchants of $9,175 and $49,142.

     Other clients of the Investment Adviser have investment objectives similar to those of the Funds. The Investment Adviser, therefore, may combine the purchase or sale of investments for the Funds and its other clients. Such simultaneous transactions may increase the demand for the investments being purchased or the supply of the investments being sold, which may have an adverse effect on price or quantity. The Investment Adviser's policy is to allocate investment opportunities fairly among the clients involved, including the Funds. When two or more clients are purchasing or selling the same security on a given day from or through the same broker-dealer, such transactions are averaged as to price.

     Where best price and execution may be obtained from more than one broker-dealer, the Investment Adviser may purchase and sell securities through broker-dealers that provide research and other valuable information to the Investment Adviser. Such information may be useful to the Investment Adviser in providing services to clients other than the Funds.

     Consistent with the rules and regulations of the National Association of Securities Dealers, Inc., the Investment Adviser may, from time to time, consider the distribution of Fund shares, and referrals of investors to investment partnerships and other investment companies managed by the Investment Adviser, when allocating transactions among broker-dealers that otherwise offer best price and execution. The Investment Adviser may also agree from time to time to direct a portion of a client's brokerage transactions to a particular broker-dealer if such broker-dealer is among those that offer best price and execution. Because the Investment Adviser frequently aggregates multiple contemporaneous client purchase or sell orders into a block order for execution, such considerations and directions may influence the Investment Adviser's allocation of brokerage transactions for all client accounts. Pursuant to such arrangements, during the year ended December 31, 1999, Growth Fund paid commissions to brokers and futures commission merchants of $86,781, U.S. Emerging Growth Fund paid commissions to brokers and futures commission merchants of $6,762, Opportunity Fund paid commissions to brokers and futures commission merchants of $115,351 and, Twenty-Five Fund paid commissions to brokers and futures commission merchants of $28,404.


ADMINISTRATION AGREEMENT

     Firstar Mutual Fund Services, LLC (the "Administrator"), 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, an affiliate of the Funds' custodian, performs various administrative and accounting services for the Funds.

     Each Fund has entered into an Administration Agreement with the Administrator. The Administration Agreements will remain in effect unless and until terminated in accordance with their terms. They may be terminated at any time, without the payment of any penalty, by The Jundt Growth Fund, Inc. or Jundt Funds, Inc. on 90 days' written notice to the Administrator and by the Administrator on 90 days' written notice to The Jundt Growth Fund, Inc. or Jundt Funds, Inc. The Administration Agreements terminate automatically in the event of their assignment.

     Under the terms of the administration agreement between the Administrator and each Fund (the "Administration Agreements"), the Administrator performs or arranges for the performance of the following administrative services to each
Fund: (a) maintenance and keeping of certain books and records of the Fund; (b) preparation or review and filing of certain reports and other documents required by federal, state and other applicable U.S. laws and regulations to maintain the Funds' registrations as open-end investment companies; (c) coordination of tax related matters; (d) responses to inquiries from Fund shareholders; (e) calculati on and dissemination for publication of the net asset value of the Fund's shares; (f) oversight and, as the Board of Directors may request, preparation of reports and recommendations to the Board of Directors on the performance of administrative and professional services rendered to the Fund by others, including the Fund's custodian and any subcustodian, registrar, transfer agency, and dividend disbursing agent, as well as accounting, auditing and other services; (g) provision of competent personnel and administrative offices necessary to perform its services under the Administration Agreement; (h) arrangement for the payment of Fund expenses; (i) consultations with Fund officers and various service providers in establishing the accounting policies of the Fund; (j) preparation of such financial information and reports as may be required by any banks from which the Fund borrows funds; and (k) provision of such assistance to the Investment Adviser, the custodian and any subcustodian, and the Fund's counsel and auditors as generally may be required to carry on properly the business and operations of the Fund.

     The Administrator is obligated, at its expense, to provide office space, facilities, equipment and necessary personnel in connection with its provision of services under the Administration Agreements; however, each Fund (in addition to the fees payable to the Administrator under the Administration Agreement, as described below) has agreed to pay reasonable travel expenses of persons who perform administrative, clerical and bookkeeping functions on behalf of the Fund. Additionally, the expenses of legal counsel and accounting experts retained by the Administrator, after consulting with the Fund's counsel and independent auditors, as may be necessary or appropriate in connection with the Administrator's provision of services to the Fund, are deemed expenses of, and shall be paid by, the Fund.

     For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum fee of $45,000 per Fund, a monthly fee at an annual rate of .11% of the first $200 million of the Fund's average daily net assets, .09% of the next $500 million of the Fund's average daily net assets, and .07% on the Fund's average daily net assets in excess of $700 million.

     Prior to March 1, 2000, Princeton Administrators, L.P. served as the administrator of the Funds. During the years ended December 31, 1997, 1998 and 1999, Growth Fund paid Princeton Administrators, L.P. fees of $181,389, $164,897 and $194,217, respectively; during the years ended December 31, 1997, 1998 and 1999, U.S. Emerging Growth Fund paid Princeton Administrators, L.P. fees of $32,733, $42,957 and $99,253, respectively; during the years ended December 31, 1997, 1998 and 1999, Opportunity Fund paid Princeton Administrators, L.P. fees of $9,529, $40,000 and $126,804, respectively; and, during the year ended December 31, 1998 and 1999, Twenty-Five Fund paid the Administrator fees of $40,000 and $83,900, respectively.


DISTRIBUTOR

     Pursuant to Distribution Agreements by and between U.S. Growth Investments, Inc. (the "Distributor") and each of the Funds (the "Distribution Agreements"), the Distributor serves as the principal underwriter of each Fund's shares. Each Fund's shares are offered continuously by and through the Distributor. As agent of each Fund, the Distributor accepts orders for the purchase and redemption of Fund shares. The Distributor may enter into selling agreements with other dealers and financial institutions, pursuant to which such dealers and/or financial institutions also may sell Fund shares.


12b-1 DISTRIBUTION PLANS

     Rule 12b-1 under the Investment Company Act provides that any payments made by a Fund (or any Class thereof) in connection with the distribution of its shares must be pursuant to a written plan describing all material aspects of the proposed financing of distribution and that any agreements entered into in furtherance of the plan must likewise be in writing. In accordance with Rule 12b-1, each Fund adopted a separate 12b-1 Distribution Plan for each of its Class A, Class B and Class C shares. There is no 12b-1 Distribution Plan for any Fund's Class I shares.

     Rule 12b-1 requires that the Distribution Plans (the "Plans") and the Distribution Agreements be approved initially, and thereafter at least annually, by a vote of the Board of Directors, including a majority of the directors who are not interested persons of the Funds and who have no direct or indirect interest in the operation of the Plans or in any agreement relating to the Plans, cast in person at a meeting called for the purpose of voting on the plan or agreement. Rule 12b-1 requires that each Distribution Agreement and each Plan provide, in substance:

          (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the preceding paragraph;

          (b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the Plan or any related agreement shall provide to the Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

          (c) in the case of a Plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan or by a vote of a majority of the outstanding voting shares of each affected Class or Classes of the Fund's shares.

     Rule 12b-1 further requires that none of the Plans may be amended to increase materially the amount to be spent for distribution without approval by the shareholders of the affected Class or Classes and that all material amendments of the Plan must be approved in the manner described in the paragraph preceding clause (a) above.

     Rule 12b-1 provides that a Fund may rely upon Rule 12b-1 only if the selection and nomination of the disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1 provides that a Fund may implement or continue the Plans only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the Investment Company Act, that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Board of Directors has concluded that there is a reasonable likelihood that the Distribution Plans will benefit the Funds and their shareholders.

     Under its Distribution Plan, each of Class A, Class B and Class C of each Fund pays the Distributor a service fee equal on an annual basis to .25% of the average daily net assets attributable to each such Class. This fee is designed to compensate the Distributor and certain broker-dealers and financial institutions with which the Distributor has entered into selling arrangements for the provision of certain services to the holders of Fund shares, including, but not limited to, answering shareholder questions, providing shareholders with reports and other information and providing various other services relating to the maintenance of shareholder accounts.

     The Distribution Plans of Class B and Class C of each Fund provide for the additional payment of a distribution fee to the Distributor, equal on an annual basis to .75% of the average daily net assets attributable to such Class. This fee is designed to compensate the Distributor for advertising, marketing, and distributing the Class B and Class C shares, including the provision of initial and ongoing sales compensation to the Distributor's sales representatives and to other broker-dealers and financial institutions with which the Distributor has entered into selling arrangements.

     The Funds compensate the Distributor as described above regardless of the amount of the Distributor's expenses.

     James R. Jundt is the sole owner of the Distributor and therefore has a financial interest in the Plans.

     For the year ended December 31, 1999, the Distributor earned the following Rule 12b-1 distribution and service fees:

                                DISTRIBUTION      SERVICE      AGGREGATE
                                    FEES           FEES       12b-1 FEES
                                ------------     --------     ----------
   GROWTH FUND
   Class A .................           N/A       $  5,438      $  5,438
   Class B .................      $ 14,242          4,747        18,989
   Class C .................         5,684          1,895         7,579
                                  --------       --------      --------
                                  $ 19,926       $ 12,080      $ 32,006
                                  ========       ========      ========
   U.S. EMERGING GROWTH FUND
   Class A .................           N/A       $ 42,527      $ 42,527
   Class B .................      $108,038         36,013       144,051
   Class C .................        69,979         23,326        93,305
                                  --------       --------      --------
                                  $178,017       $101,866      $279,883
                                  ========       ========      ========
   OPPORTUNITY FUND
   Class A .................           N/A       $ 48,495      $ 48,495
   Class B .................      $120,107         40,036       160,143
   Class C .................        81,046         27,015       108,061
                                  --------       --------      --------
                                  $201,153       $115,546      $316,699
                                  ========       ========      ========
   TWENTY-FIVE FUND
   Class A .................           N/A       $ 28,656      $ 28,656
   Class B .................      $ 66,347         22,116        88,463
   Class C .................        45,889         15,297        61,186
                                  --------       --------      --------
                                  $112,236       $ 66,069      $178,305
                                  ========       ========      ========

                             SPECIAL PURCHASE PLANS

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN; SUBACCOUNTING AGENTS

     Firstar Mutual Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, serves as the Funds' transfer agent and dividend disbursing agent. Firstar Bank, N.A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Funds' custodian. In addition, the Funds compensate certain broker-dealers that sell Fund shares for performing various accounting and administrative services with respect to large street-name accounts maintained by such broker-dealers.

     AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares may be purchased through an automatic investment plan. Under such a plan, the investor authorizes a Fund to withdraw a specific amount (minimum dollars $50 per withdrawal) from the investor's bank account and to invest such amount in shares of the Fund. Such purchases are normally made on the 5th day of each month, or the next business day thereafter. Further information is available from the Distributor.

     COMBINED PURCHASE PRIVILEGE. The following persons (or groups of persons) may qualify for reductions from the front-end sales charge ("FESC") schedule for Class A shares (and Growth Fund Class I shares, if eligible to purchase such shares) set forth in the Prospectus by combining purchases of any Class of shares of the Funds, if the combined purchase of all such shares totals at least $25,000:

          (i) an individual or a "company" as defined in Section 2(a)(8) of the Investment Company Act;

          (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

          (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust) created pursuant to a plan qualified under
     Section 401 of the Code;

          (iv) tax-exempt organizations enumerated in Section 501(c)(3) of the Code;

          (v) employee benefit plans of a single employer or of affiliated employers;

          (vi) any organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company, and provided that the purchase is made through a central administration, or through a single dealer, or by other means which result in economy of sales effort or expense. An organized group does not include a group of individuals whose sole organizational connection is participation as credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer, or clients of an investment adviser.

     CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchase of Class A shares of a Fund (or Growth Fund Class I shares) may qualify for a Cumulative Quantity Discount. The applicable FESC will then be based on the total of:

          (i) the investor's current purchase; and

          (ii) the net asset value (at the close of business on the previous day) of shares of the Funds held by the investor; and

          (iii) the net asset value of shares of any Class of shares of the Funds owned by another shareholder eligible to participate with the investor in a "Combined Purchase Privilege" (see above).

     For example, if an investor owned shares worth $15,000 at the then current net asset value and purchased an additional $10,000 of shares, the sales charge for the $10,000 purchase would be at the rate applicable to a single $25,000 purchase.

     To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a dealer, when each purchase is made the investor or dealer must provide the Fund whose shares are being purchased with sufficient information to verify that the purchase qualifies for the privilege or discount.

     LETTER OF INTENTION. Investors wishing to purchase Class A shares of a Fund (or Growth Fund Class I Shares, if eligible to purchase such shares) may also obtain the reduced FESC shown in the Prospectus by means of a written Letter of Intention, which expresses the investor's intention to invest not less than $25,000 (including certain "credits," as described below) within a period of 13 months in any Class of shares of the Funds. Each purchase of shares under a Letter of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intention. A Letter of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Letter of Intention; however, the 13-month period during which the Letter of Intention is in effect will begin on the date of the earliest purchase to be included. Investors qualifying for the Combined Purchase Privilege described above may purchase shares under a single Letter of Intention.

     For example, assume that an investor signs a Letter of Intention to invest at least $25,000 as set forth above and that the investor and the investor's spouse and children under twenty-one have previously invested $10,000 in shares which are still held by such persons. It will only be necessary to invest a total of $15,000 during the 13 months following the first date of purchase of such shares in order to qualify for the sales charges applicable to investments of $25,000.

     The Letter of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intention and qualifies for further reduced sales charges, the sales charges will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. Absent an instruction to the contrary, such additional purchases shall be in shares of each Fund in proportion to the respective number of shares held by such investor in each Fund at the time of such additional purchases.

     Investors electing to take advantage of the Letter of Intention should carefully review the appropriate provisions on the application form attached to the Prospectus.

                          MONTHLY CASH WITHDRAWAL PLAN

     Any investor who owns or buys shares of the Funds valued at $10,000 or more at the current offering prices may open a Withdrawal Plan and have a designated sum of money paid monthly to the investor or another person. Shares are deposited in a Withdrawal Plan account and all distributions are reinvested at net asset value in additional shares of the Fund to which such distributions relate. Shares in a Withdrawal Plan account are then redeemed at net asset value to make each withdrawal payment. Deferred sales charges may apply to monthly redemptions of shares. Redemptions for the purpose of withdrawal are made on the 20th day of the month (or on the preceding business day if the 20th day falls on a weekend or is a holiday) at that day's closing net asset value, and checks are mailed on the next business day. Payments will be made to the registered shareholder or to another party if preauthorized by the registered shareholder. As withdrawal payments may include a return on principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a Withdrawal Plan may result in a gain or loss for tax purposes. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a Withdrawal Plan concurrently with purchases of additional shares of a Class which imposes an FESC would normally be disadvantageous to the investor because of the FESC payable on such purchases. For this reason, an investor may not maintain an Automatic Investment Plan for the accumulation of shares of a Class which imposes an FESC (other than through reinvestment of distributions) and a Withdrawal Plan at the same time. Each Fund or the Distributor may terminate or change the terms of the Withdrawal Plan at any time. The Withdrawal Plan is fully voluntary and may be terminated by the shareholder at any time without the imposition of any penalty.

     Since the Withdrawal Plan may involve invasion of capital, investors should consider carefully with their own financial advisers whether the Withdrawal Plan and the specified amounts to be withdrawn are appropriate in their circumstances. The Funds make no recommendations or representations in this regard.

                    COMPENSATION TO FIRMS SELLING FUND SHARES

     The Distributor receives all front-end sales charges ("FESCs"), contingent deferred sales charges ("CDSCs") and 12b-1 distribution and service fees. These charges are described in detail in the Prospectus. The Distributor pays portions of the FESCs and 12b-1 fees to firms authorized to sell Fund shares ("Authorized Firms"). Authorized Firms may be paid different amounts and types of compensation depending upon which Class of shares is sold.

     REALLOWANCE OF FESCS IN CONNECTION WITH SALES OF CLASS A AND GROWTH FUND'S CLASS I SHARES SUBJECT TO A FESC. Sales of Class A shares, and certain sales of Growth Fund Class I shares, are subject to a FESC. These charges are described in detail in the Prospectus. The following table sets forth the FESC amount received by the Authorized Firm with whom your investment executive is associated (as a percentage of the offering price of the Class A or Class I shares subject to a FESC):

                                                                FESC PAID TO
     AMOUNT OF INVESTMENT                                     AUTHORIZED FIRM
     --------------------                                     ---------------
     Less than $25,000 ....................................        4.50%
     $25,000 but less than $50,000 ........................        4.25%
     $50,000 but less than $100,000 .......................        3.50%
     $100,000 but less than $250,000 ......................        2.50%
     $250,000 but less than $1,000,000 ....................        1.75%
     $1,000,000 and greater ...............................           *

------------------
*For investments of $1 million and greater, the Authorized Firm receives a commission of 1% of the investment amount up to $2.5 million, .50% of the amount between $2.5 million and $5 million and .25% of the amount over $5 million.

     INITIAL COMPENSATION PAID TO AUTHORIZED FIRMS IN CONNECTION WITH SALES OF CLASS B AND CLASS C SHARES. Although Fund shareholders do not pay a FESC in connection with investments in Class B and Class C shares, the Distributor pays Authorized Firms initial compensation of 4% of the amount invested in connection with purchases of Class B shares and initial compensation of 1% of the amount invested in connection with purchases of Class C shares.

     REALLOWANCE OF 12b-1 SERVICE AND DISTRIBUTION FEES. In addition to initial compensation paid to Authorized Firms in connection with sales of Fund shares, as described above, the Distributor pays Authorized Firms an annual fee of .25% of each Fund investment (beginning one year after the purchase date) for Class A and Class B shares and an annual fee of 1% of each Fund investment (beginning one year after the purchase date) for Class C shares.


                        DETERMINATION OF NET ASSET VALUE

     The net asset value per share is calculated separately for each Class of shares of each Fund. The assets and liabilities attributable to each Class of shares is determined in accordance with generally accepted accounting principles and applicable SEC rules and regulations.

     The portfolio securities in which each Fund invests fluctuate in value, and hence each Fund's net asset value per share also fluctuates. On December 31, 1999, the net asset value and the maximum public offering price of each Class of each of the following Fund's shares was calculated as follows:


                                   GROWTH FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class A ($2,880,071)
          Net Asset Value Per Share ($17.68) = ---------------------------------------------------
                                                      Class A Shares outstanding (162,931)

                                                              Net Asset Value Per Share ($17.68)
          Maximum Public Offering Price Per Share ($18.66) = ------------------------------------
                                                                  1 - Maximum FESC (5.25%)

CLASS B SHARES
                                                 Net Assets Attributable to Class B ($3,650,156)
          Net Asset Value Per Share ($17.07) = ---------------------------------------------------
                                                      Class B Shares outstanding (213,784)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                 Net Assets Attributable to Class C ($1,187,580)
          Net Asset Value Per Share ($17.13) = ---------------------------------------------------
                                                      Class C Shares outstanding (69,341)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                 Net Assets Attributable to Class I ($93,521,329)
          Net Asset Value Per Share ($17.89) = ----------------------------------------------------
                                                      Class I Shares outstanding (5,228,627)

                                                              Net Asset Value Per Share ($17.89)
          Maximum Public Offering Price Per Share ($18.88) = ------------------------------------
                                                                 1 - Maximum FESC (5.25%)

                           U.S. EMERGING GROWTH FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class A ($34,530,859)
          Net Asset Value Per Share ($21.85) = ----------------------------------------------------
                                                      Class A Shares outstanding (1,580,265)

          Maximum Public Offering Price Per Share ($23.06) =  Net Asset Value Per Share ($21.85)
                                                             ------------------------------------
                                                                  1 - Maximum FESC (5.25%)

CLASS B SHARES
                                                 Net Assets Attributable to Class B ($28,105,756)
          Net Asset Value Per Share ($21.25) = ----------------------------------------------------
                                                      Class B Shares outstanding (1,322,463)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                 Net Assets Attributable to Class C $(18,449,798)
          Net Asset Value Per Share ($21.24) = ----------------------------------------------------
                                                      Class C Shares outstanding (868,593)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                 Net Assets Attributable to Class I ($12,454,598)
          Net Asset Value Per Share ($22.29) = ----------------------------------------------------
                                                      Class I Shares outstanding (558,864)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)


                                OPPORTUNITY FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class A ($23,976,742)
          Net Asset Value Per Share ($21.42) = ----------------------------------------------------
                                                      Class A Shares outstanding (1,119,515)

          Maximum Public Offering Price Per Share ($22.61) =  Net Asset Value Per Share ($21.42)
                                                             ------------------------------------
                                                                   1 - Maximum FESC (5.25%)

CLASS B SHARES
                                                 Net Assets Attributable to Class B ($24,604,449)
          Net Asset Value Per Share ($21.00) = ----------------------------------------------------
                                                      Class B Shares outstanding (1,171,631)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)


CLASS C SHARES
                                                 Net Assets Attributable to Class C ($18,170,686)
          Net Asset Value Per Share ($20.93) = ----------------------------------------------------
                                                      Class C Shares outstanding (868,226)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                 Net Assets Attributable to Class C ($25,741,846)
          Net Asset Value Per Share ($21.58) = ----------------------------------------------------
                                                      Class I Shares outstanding (1,180,543)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

                                TWENTY-FIVE FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class C ($18,019,966)
          Net Asset Value Per Share ($22.74) = ----------------------------------------------------
                                                      Class A Shares outstanding (792,578)

                                                              Net Asset Value Per Share ($22.74)
          Maximum Public Offering Price Per Share ($24.00) = ------------------------------------
                                                                  1 - Maximum FESC (5.25%)

CLASS B SHARES
                                                 Net Assets Attributable to Class C ($17,734,132)
          Net Asset Value Per Share ($22.34) = ----------------------------------------------------
                                                      Class B Shares outstanding (793,676)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                 Net Assets Attributable to Class C ($14,092,895)
          Net Asset Value Per Share ($22.48) = ----------------------------------------------------
                                                      Class C Shares outstanding (627,034)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                 Net Assets Attributable to Class I ($10,001,165)
          Net Asset Value Per Share ($22.82) = ----------------------------------------------------
                                                      Class I Shares outstanding (438,178)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)


                               MID-CAP GROWTH FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class C ($10)
          Net Asset Value Per Share ($10.00) = ----------------------------------------------------
                                                     Class A Shares outstanding (1)

                                                              Net Asset Value Per Share ($10.00)
          Maximum Public Offering Price Per Share ($10.55) = ------------------------------------
                                                                  1 - Maximum FESC (5.25%)

CLASS B SHARES
                                                 Net Assets Attributable to Class C ($10)
          Net Asset Value Per Share ($10.00) = ----------------------------------------------------
                                                     Class B Shares outstanding (1)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                 Net Assets Attributable to Class C ($10)
          Net Asset Value Per Share ($10.00) = ----------------------------------------------------
                                                     Class C Shares outstanding (1)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)


CLASS I SHARES
                                                 Net Assets Attributable to Class I ($100,000)
          Net Asset Value Per Share ($10.00) = ----------------------------------------------------
                                                     Class I Shares outstanding (10,000)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

                            SCIENCE & TECHNOLOGY FUND

CLASS A SHARES
                                                 Net Assets Attributable to Class C ($10)
          Net Asset Value Per Share ($10.00) = ----------------------------------------------------
                                                     Class A Shares outstanding (1)

                                                              Net Asset Value Per Share ($10.00)
          Maximum Public Offering Price Per Share ($10.55) = ------------------------------------
                                                                  1 - Maximum FESC (5.25%)

CLASS B SHARES
                                                 Net Assets Attributable to Class C ($10)
          Net Asset Value Per Share ($10.00) = ----------------------------------------------------
                                                     Class B Shares outstanding (1)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS C SHARES
                                                 Net Assets Attributable to Class C ($10)
          Net Asset Value Per Share ($10.00) = ----------------------------------------------------
                                                     Class C Shares outstanding (1)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

CLASS I SHARES
                                                 Net Assets Attributable to Class I ($100,000)
          Net Asset Value Per Share ($10.00) = ----------------------------------------------------
                                                     Class I Shares outstanding (10,000)

          (MAXIMUM PUBLIC OFFERING PRICE PER SHARE IS THE SAME AS THE NET ASSET VALUE PER SHARE)

                         CALCULATION OF PERFORMANCE DATA

     For purposes of quoting and comparing the performance of each Class of each Fund's shares to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance may be stated in terms of "average annual total return" or "cumulative total return." These total return quotations are and will be computed separately for each Class of shares. Under the rules of the SEC, funds advertising performance must include average annual total return quotations calculated according to the following formula:

                                  P(1-T)n = ERV

     Where: P = a hypothetical initial payment of $1,000;
            T = average annual total return;
            n = number of years; and
          ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

     This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           CTR = ( ERV - P ) - 100
                                  ---------
                                      P

     Where: CTR = Cumulative total return;
            ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period; and
              P = initial payment of $1,000.

     This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

     Under each of the above formulas, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication.

     The average annual total return and cumulative total return figures calculated in accordance with the foregoing formulas assume in the case of Class A shares the maximum FESC has been deducted from the hypothetical initial investment at the time of purchase, or in the case of Class B or Class C shares the maximum applicable CDSC has been paid upon the hypothetical redemption of the shares at the end of the period.

     Past performance is not predictive of future performance. All advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Set forth below is selected performance information and comparative index information for each Fund.

                                   GROWTH FUND

                                                                                                      CUMULATIVE
                                                                                                     TOTAL RETURN
                                                     AVERAGE ANNUAL TOTAL RETURNS                 (FOR PERIODS ENDED
                                                 (FOR PERIODS ENDED DECEMBER 31, 1999)            DECEMBER 31, 1999)
                                            -----------------------------------------------   ---------------------------
                                                                   SINCE          SINCE          SINCE          SINCE
                                                                 INCEPTION      INCEPTION      INCEPTION      INCEPTION
                                            1 YEAR    5 YEAR    (9/3/91)(a)   (12/29/95)(a)   (9/3/91)(a)   (12/29/95)(a)
                                            ------    ------    -----------   -------------   -----------   -------------
     CLASS A SHARES
      Without sales charge ................  19.71%      n/a          n/a         21.86%           n/a          120.86%
      With sales charge deducted (b) ......  13.42       n/a          n/a         20.23            n/a          109.26
     CLASS B
      Without sales charge ................  18.72       n/a          n/a         20.99            n/a          114.60
      With sales charge deducted (c) ......  14.72       n/a          n/a         20.70            n/a          112.60
     CLASS C
      Without sales charge ................  18.82       n/a          n/a         21.05            n/a          115.07
      With sales charge deducted (d) ......  17.82       n/a          n/a         21.05            n/a          115.07
     CLASS I
      Without sales charge ................  19.97     20.92%       14.19%          n/a         202.17%            n/a
      With sales charge deducted (b) ......  13.67     19.63        13.46           n/a         186.56             n/a
     RUSSELL 1000 INDEX (e) ...............  20.91     28.03        19.77         25.66         346.35          149.85
     LIPPER GROWTH FUND INDEX (f) .........  27.96     26.27        18.50         24.73         311.34          142.01

------------------
(a) Total returns prior to December 29, 1995 reflects Growth Fund's performance as a closed-end fund. Since December 29, 1995, the Fund has offered its shares in the current four class structure.

(b)  Maximum initial front-end sales charge of 5.25%.

(c) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(d) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.

(e) Composite performance of the 1,000 largest U.S. companies based on total market capitalization. THIS INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is August 31, 1991.

(f) Composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.

                                      ****
                           Morningstar Overall Rating

     Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change every month. Morningstar ratings are calculated from a fund's three and, if applicable, five and 10 year average annual returns in excess of 90 day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90 day Treasury bill returns. Growth Fund received four stars (****) for the three-year period ended December 31, 1999 for each class of the Fund's shares. The top 10% of the Funds in an investment universe receive five stars, the next 22.5% receive four stars and the next 35% receive three stars. Growth Fund was rated among 3,411 and 2,161 total "domestic equity" funds for the three and five year periods, respectively, ended December 31, 1999.


                            U.S. EMERGING GROWTH FUND

                                                            AVERAGE ANNUAL TOTAL
                                                                   RETURNS                  CUMULATIVE
                                                             (FOR PERIODS ENDED            TOTAL RETURN
                                                             DECEMBER 31, 1999)         (FOR PERIOD ENDED
                                                        -----------------------------    DECEMBER 31, 1999)
                                                                      SINCE INCEPTION     SINCE INCEPTION
                                                         ONE YEAR        (1/2/96)            (1/2/96)
                                                        ----------    ---------------   ------------------
     CLASS A
      Without sales charge ..........................      49.04%           41.08%             295.75%
      With sales charge deducted (a) ................      41.22            39.19              275.05
     CLASS B
      Without sales charge ..........................      47.96            40.18              285.76
      With sales charge deducted (b) ................      43.96            39.90              282.76
     CLASS C
      Without sales charge ..........................      47.88            40.17              285.65
      With sales charge deducted (c) ................      46.88            40.17              285.65
     CLASS I
      Without sales charge ..........................      49.51            41.60              301.69
     RUSSELL 2000 GROWTH INDEX (d) ..................      43.09            16.12               82.03
     LIPPER SMALL CAP GROWTH FUND INDEX (e) .........      41.54            16.56               85.13

--------------------
(a)  Maximum initial front-end sales charge of 5.25%.

(b) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(c) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.

(d) Composite performance of companies within the Russell 2000 Index (the 2000 smallest of the 3000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and forecasted growth values. THIS INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1995.

(e) Composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1995.

                                      *****
                           Morningstar Overall Rating

     Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change every month. Morningstar ratings are calculated from a fund's three and, if applicable, five and

10 year average annual returns in excess of 90 day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90 day Treasury bill returns. U.S. Emerging Growth Fund received the highest rating of five stars (*****) for the three-year period ended December 31, 1999 for each class of the Fund's shares. The top 10% of the Funds in an investment universe receive five stars. U.S. Emerging Growth Fund was rated among 3,411 total "domestic equity" funds for the three year period ended December 31, 1999.


                                OPPORTUNITY FUND

                                                            AVERAGE ANNUAL TOTAL
                                                                   RETURNS                  CUMULATIVE
                                                             (FOR PERIODS ENDED            TOTAL RETURN
                                                             DECEMBER 31, 1999)         (FOR PERIOD ENDED
                                                        -----------------------------    DECEMBER 31, 1999)
                                                                      SINCE INCEPTION     SINCE INCEPTION
                                                         ONE YEAR       (12/26/96)          (12/26/96)
                                                        ----------    ---------------   ------------------
     CLASS A
      Without sales charge ..........................      36.11%           44.77%             204.98%
      With sales charge deducted (a) ................      28.97            42.21              188.98
     CLASS B
      Without sales charge ..........................      35.10            43.74              198.48
      With sales charge deducted (b) ................      31.10            43.26              195.48
     CLASS C
      Without sales charge ..........................      35.13            43.69              198.15
      With sales charge deducted (c) ................      34.13            43.69              198.15
     CLASS I
      Without sales charge ..........................      36.55            45.17              207.50
     RUSSELL 1000 GROWTH INDEX (d) ..................      33.16            33.23              137.41
     LIPPER CAPITAL APPRECIATION FUND INDEX (e) .....      39.17            25.97              100.39

---------------------
(a)  Maximum initial front-end sales charge of 5.25%.

(b) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(c) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.

(d) Composite performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THIS INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1996.

(e) Composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1996.

                                      *****
                           Morningstar Overall Rating

     Morningstar proprietary ratings reflect historical risk-adjusted performance. The ratings are subject to change every month. Morningstar ratings are calculated from a fund's three and, if applicable, five and 10 year average annual returns in excess of 90 day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90 day Treasury bill returns. Opportunity Fund received the highest rating of five stars (*****) for the three-year period ended December 31, 1999 for each class of the Fund's shares. The top 10% of the Funds in an investment universe receive five stars. U.S. Emerging Growth Fund was rated among 3,411 total "domestic equity" funds for the three year period ended December 31, 1999.

                                TWENTY-FIVE FUND

                                                               AVERAGE ANNUAL TOTAL
                                                                      RETURNS                  CUMULATIVE
                                                                (FOR PERIODS ENDED            TOTAL RETURN
                                                                DECEMBER 31, 1999)         (FOR PERIOD ENDED
                                                           -----------------------------    DECEMBER 31, 1999)
                                                                         SINCE INCEPTION     SINCE INCEPTION
                                                            ONE YEAR       (12/31/97)          (12/31/97)
                                                           ----------    ---------------   ------------------
     CLASS A
      Without sales charge ..............................     41.59%           57.51%              148.09%
      With sales charge deducted (a) ....................     34.16            53.32               135.07
     CLASS B
      Without sales charge ..............................     40.59            56.12               143.74
      With sales charge deducted (b) ....................     36.59            54.83               139.74
     CLASS C
      Without sales charge ..............................     40.85            56.41               144.64
      With sales charge deducted (c) ....................     39.85            56.41               144.64
     CLASS I
      Without sales charge ..............................     42.00            57.84               149.12
     RUSSELL 1000 GROWTH INDEX (d) ......................     33.16            35.91                84.70
     LIPPER CAPITAL APPRECIATION FUND INDEX (e) .........     39.17            29.22                66.98

--------------------
(a)  Maximum initial front-end sales charge of 5.25%.

(b) A contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within 6 years of purchase.

(c) A contingent deferred sales charge of 1% will be imposed if shares are redeemed within 1 year of purchase.

(d) Composite performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THIS INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS.

(e) Composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION.

     Advertisements and communications may compare the performance of Fund shares with that of other mutual funds, as reported by Lipper Analytical Services, Inc. or similar independent services or financial publications, and may also contrast a Fund's investment policies and portfolio flexibility with other mutual funds. From time to time, advertisements and other Fund materials and communications may cite statistics to reflect the performance over time of Fund shares, utilizing generally accepted indices or analyses, including, but not limited to, those published by Lipper Analytical Services, Inc., Standard & Poor's Corporation, The Frank Russell Company, Dow Jones & Company, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. and Investment Company Data Incorporated. Performance ratings reported periodically in national financial publications also may be used. In addition, advertising materials may include the Investment Adviser's analysis of, or outlook for, the economy or financial markets, compare the Investment Adviser's analysis or outlook with the views of others in the financial community and refer to the expertise of the Investment Adviser's personnel and their reputation in the financial community.

                             DIRECTORS AND OFFICERS

     The Board of Directors of The Jundt Growth Fund, Inc. is responsible for the overall management and operation of Growth Fund. The Board of Directors of Jundt Funds, Inc. is responsible for the overall management and operation of each of the other Funds. The officers of The Growth Fund, Inc. and Jundt Funds, Inc. are responsible for the day-to-day operations of the respective Funds under the applicable Board's supervision. Directors and officers of The Jundt Growth Fund, Inc. and The Jundt Funds, Inc., together with information as to their principal occupations during the past five years, are set forth below. All positions held are with both The Jundt Growth Fund, Inc. and Jundt Funds, Inc.

                                                              PRINCIPAL OCCUPATION DURING
     NAME AND ADDRESS             POSITIONS HELD          PAST 5 YEARS AND OTHER AFFILIATIONS
--------------------------   -----------------------   -----------------------------------------
 James R. Jundt(1)(2)        Chairman of the Board     Chairman of the Board, Chief Executive
 Age: 58                                                Officer, Secretary and portfolio manager
 1550 Utica Avenue South                                of the Investment Adviser since its
 Suite 950                                              inception in 1982. Chairman of the
 Minneapolis, MN 55416                                  Board and a portfolio manager of The
                                                        Jundt Growth Fund, Inc. since 1991,
                                                        Jundt Funds, Inc. since 1995 and, since
                                                        1999, one other investment company
                                                        managed by the Investment Adviser.
                                                        President of The Jundt Growth Fund,
                                                        Inc. from 1991 to 1999 and Jundt Funds,
                                                        Inc. from 1995 to 1999. Chairman of the
                                                        Board of the Distributor since 1995.
                                                        Also a trustee of Gonzaga University
                                                        and a director of three private
                                                        companies.

 John E. Clute               Director                  Dean and Professor of Law, Gonzaga
 Age: 65                                                University School of Law, since 1991;
 1221 West Riverside                                    previously Senior Vice President Human
  Avenue                                                Resources and General Counsel, Boise
 Spokane, WA 99201                                      Cascade Corporation (forest products).
                                                        Director of The Jundt Growth Fund,
                                                        Inc. since 1991, Jundt Funds, Inc. since
                                                        1995 and, since 1999, one other
                                                        investment company managed by the
                                                        Investment Adviser. Also a director of
                                                        Hecla Mining Company (mining) and
                                                        two private companies.

 Floyd Hall                  Director                  Chairman, President and Chief Executive
 Age: 61                                                Officer of K-Mart Corporation since
 3100 West Big Beaver                                   1995. Chairman from 1989 to 1998 and
  Road                                                  Chief Executive Officer from 1989 to
 Troy, MI 48084                                         1995 of The Museum Company and
                                                        Alva Replicas. Chairman and Chief
                                                        Executive Officer from 1984 to 1989 of
                                                        The Grand Union Company. Chairman
                                                        and Chief Executive Officer from 1981
                                                        to 1984 of Target Stores. President and
                                                        Chief Executive Officer from 1974 to
                                                        1981 of B. Dalton Bookseller. Director
                                                        of The Jundt Growth Fund, Inc. since
                                                        1991, Jundt Funds, Inc. since 1995 and,
                                                        since 1999, one other investment
                                                        company managed by the Investment
                                                        Adviser.

                                                              PRINCIPAL OCCUPATION DURING
     NAME AND ADDRESS             POSITIONS HELD          PAST 5 YEARS AND OTHER AFFILIATIONS
--------------------------   -----------------------   -----------------------------------------
 Demetre M. Nicoloff         Director                  Cardiac and thoracic surgeon, Cardiac
 Age: 66                                                Surgical Associates, P.A., Minneapolis,
 1492 Hunter Drive                                      Minnesota. Director of The Jundt
 Wayzata, MN 55391                                      Growth Fund, Inc. since 1991, Jundt
                                                        Funds, Inc. since 1995 and, since 1999,
                                                        one other investment company managed
                                                        by the Investment Adviser. Also a
                                                        director of Optical Sensors Incorporated
                                                        (patient monitoring equipment);
                                                        Micromedics, Inc. (instrument trays,
                                                        ENT specialty products and fibrin glue
                                                        applicators); Applied Biometrics, Inc.
                                                        (cardiac output measuring devices); and
                                                        Sonometrics, Inc. (ultrasound imaging
                                                        equipment).

 Darrell R. Wells            Director                  Managing Director, Security Management
 Age: 57                                                Company (asset management firm) in
 4350 Brownsboro Road,                                  Suite 310 Louisville, Kentucky. Director
 Louisville, KY 40207                                   of The Jundt Growth Fund, Inc. since
                                                        1991, Jundt Funds, Inc. since 1995 and,
                                                        since 1999, one other investment
                                                        company managed by the Investment
                                                        Adviser. Also a director of Churchill
                                                        Downs Inc. (race track operator) and
                                                        Citizens Financial Inc. (insurance
                                                        holding company), as well as several
                                                        private companies.

 Clark W. Jernigan           Director                  Product Engineering Director, Cirrus
 Age: 39                                                Logic, Inc., Crystal Industrial &
 1201 Verdant Way                                       Communications Division, Austin, Texas
 Austin, TX 78746                                       since 1997; Research Associate Analyst,
                                                        Alex. Brown & Sons Incorporated, New
                                                        York, New York from 1996 to 1997;
                                                        Product Development Engineering
                                                        Manager, Advanced Micro Devices, Inc.,
                                                        Embedded Processor Division, Austin,
                                                        Texas from June 1991 to 1996; Director
                                                        of The Jundt Growth Fund, Inc., Jundt
                                                        Funds, Inc. and, since 1999, one other
                                                        investment company managed by the
                                                        Investment Adviser.

 Marcus E. Jundt             President                 Vice Chairman of the Investment Adviser
 Age: 34                                                since 1992. Research Analyst, Victoria
 Suite 950                                              Investors, New York, New York from
 1550 Utica Avenue South                                1988 to 1992. Employed by Cargill
 Minneapolis, MN 55416                                  Investor Services, Inc. from 1987 to
                                                        1988. Since 1999, President of Jundt
                                                        Funds, Inc., The Jundt Growth Fund,
                                                        Inc. and one other investment company
                                                        managed by the Investment Adviser.
                                                        Portfolio Manager of Jundt Funds, Inc.
                                                        since 1995 and The Jundt Growth Fund
                                                        since 1992. President of U.S. Growth
                                                        Investments, Inc. since 1997. Also a
                                                        director of a private company.

                                                              PRINCIPAL OCCUPATION DURING
     NAME AND ADDRESS             POSITIONS HELD          PAST 5 YEARS AND OTHER AFFILIATIONS
--------------------------   -----------------------   -----------------------------------------
 Jon C. Essen, CPA           Treasurer                 Chief Financial Officer of the Investment
 Age: 36                                                Adviser since 1998. Treasurer of The
 1550 Utica Avenue South                                Suite 950 Jundt Growth Fund, Inc.,
 Minneapolis, MN 55416                                  Jundt Funds, Inc. and, since 1999, one
                                                        other investment company managed by
                                                        the Investment Adviser. Senior Financial
                                                        Analyst, Norwest Investment Services,
                                                        Inc., 1997 to 1998. Fund Reporting and
                                                        Control Supervisor, Voyageur Funds
                                                        Inc., 1994 to 1997.

 James E. Nicholson          Secretary                 Partner with the law firm of Faegre &
 Age: 48                                                Benson LLP, Minneapolis, Minnesota,
 2200 Norwest Center                                    which has served as general counsel to
 Minneapolis, MN 55402                                  the Investment Adviser, Jundt Growth
                                                        Fund, Inc., Jundt Funds, Inc., American
                                                        Eagle Funds, Inc., and the Distributor
                                                        since their inception. Secretary of The
                                                        Jundt Growth Fund, Inc. since 1991,
                                                        Jundt Funds, Inc. since 1995 and, since
                                                        1999, one other investment company
                                                        managed by the Investment Adviser.

--------------------
(1) Director who is an "interested person" of each fund, as defined in the Investment Company Act.

(2) "Controlling person" of the Investment Adviser, as defined in the Investment Company Act. Mr. Jundt beneficially owns 95% of the stock of the Investment Adviser. Mr. Jundt also owns 100% of the stock of the Distributor and is, therefore, a controlling person of the Distributor as well.

     Each of the directors of The Jundt Growth Fund, Inc. and Jundt Funds, Inc. is also a director of American Eagle Funds, Inc., other fund companies managed by the Investment Adviser. Jundt Growth Fund, Inc., Jundt Funds, Inc. and American Eagle Funds, Inc. has agreed to pay its pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of any fund company managed by the Investment Adviser. In the aggregate, the Jundt Growth Fund, Inc., Jundt Funds, Inc. and American Eagle Funds, Inc. have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid to officers or directors who are "interested persons" of Jundt Growth Fund, Inc., Jundt Funds, Inc. or American Eagle Funds, Inc.

     Director fees and expenses aggregated $81,129 for the fiscal year ended December 31, 1999. The following table sets forth for such period the aggregate compensation (excluding expense reimbursements) paid by the Fund Complex to the directors during the year ended December 31, 1999:


                               COMPENSATION TABLE

                                                                                                        TOTAL COMPENSATION
                                           AGGREGATE      PENSION OR RETIREMENT        ESTIMATED        FROM FUND AND FUND
                                         COMPENSATION      BENEFITS ACCRUED AS      ANNUAL BENEFITS     COMPLEX (6 FUNDS)
NAME OF PERSON, POSITION                  FROM FUND*      PART OF FUND EXPENSES     UPON RETIREMENT     PAID TO DIRECTORS*
------------------------                 ------------     ---------------------     ---------------     ------------------
James R. Jundt, Chairman of
 the Board ..........................       $     0                 $0                     $0                $     0
John E. Clute, Director .............       $18,200                 $0                     $0                $18,200
Floyd Hall, Director ................       $18,200                 $0                     $0                $18,200
Demetre M. Nicoloff, Director .......       $18,200                 $0                     $0                $18,200
Darrell R. Wells, Director ..........       $18,200                 $0                     $0                $18,200
Clark W. Jernigan, Director .........       $     0                 $0                     $0                $     0

------------------
*Total Compensation paid to directors is for services on the board of The Jundt
 Growth Fund, Inc., Jundt Funds, Inc. and the board of one other investment company in the Fund Complex managed by the Investment Adviser.


                              COUNSEL AND AUDITORS

     Faegre & Benson LLP, 2200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as the Funds' general counsel. KPMG LLP, 4200 Norwest Center, Minneapolis, Minnesota 55402, has been selected as the Funds' independent auditors for the fiscal year ending December 31, 2000.


                               GENERAL INFORMATION

     Growth Fund and Jundt Funds, Inc. were organized as Minnesota corporations on May 20, 1991 and October 26, 1995, respectively. Although Growth Fund and Jundt Funds, Inc. are registered with the Securities and Exchange Commission, the SEC does not supervise their management or investments.

     Shares of each Class of a Fund generally have the same voting, dividend, liquidation and other rights. However, expenses relating to the distribution of each Class (Rule 12b-1 fees) are paid solely by such Class. Additionally, shares of each Fund vote together (with each share being entitled to one vote) on matters affecting the Fund generally (such as the Fund's investment advisory agreement, fundamental investment policies and similar matters). However, shares of each Class of a Fund generally vote alone on matters affecting only such Class, such as such Class' Rule 12b-1 plan. In addition, shares of all Classes of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund generally vote together (with each share being entitled to one vote) with respect to the Board of Directors, independent auditors and other general matters affecting Jundt Funds, Inc. Each Fund's shares are freely transferable. The Board of Directors may designate additional classes of shares of each Fund, each with different sales arrangements and expenses, but has no current intention of doing so. In addition, the Board of Directors may designate additional series of Jundt Funds, Inc., each to represent a new mutual fund.

     Under Minnesota law, the Board of Directors has overall responsibility for managing the Funds. In doing so, the directors must act in good faith, in the Funds' best interests and with ordinary prudence.

     Under Minnesota law, each director of a company, such as Growth Fund or Jundt Funds, Inc., owes certain fiduciary duties to the company and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinary prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes a corporation to eliminate or limit the liability of directors to the corporation or its shareholders for monetary damages for breaches of fiduciary duty as a director. However, a corporation cannot eliminate or limit the liability of a director: (a) for any breach of the director's duty of "loyalty" to the corporation or its shareholders; (b) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, for certain illegal distributions or for violation of certain provisions of Minnesota securities laws; or (c) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of Growth Fund and Jundt Funds, Inc. limit the liability of their directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act (which prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

     Minnesota law does not permit a corporation to eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination of the availability of equitable relief, such as injunctive or rescissionary relief. These remedies, however, may be ineffective in situations where shareholders become aware of such a breach after a transaction has been consummated and rescission has become impractical. Further, Minnesota state law does not affect a director's liability under the Securities Act or the Securities Exchange Act of 1934, as amended, both of which are federal statutes. It is also uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act and the rules and regulations thereunder.

     Neither Growth Fund nor Jundt Funds, Inc. is required under Minnesota law to hold annual or periodically scheduled regular meetings of shareholders. Regular and special shareholder meetings are held only at such times and with such frequency as required by law. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding three percent or more of the voting shares of a company may demand a regular meeting of shareholders of the company by written notice of demand given to the chief executive officer or the chief financial officer of the company. Within 90 days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the company. Irrespective of whether a regular meeting of shareholders has been held during the immediately preceding 15 months, in accordance with Section 16(c) under the Investment Company Act, the Board of Directors of Growth Fund or Jundt Funds, Inc. is required to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the company. Additionally, the Investment Company Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

     Upon issuance and sale in accordance with the terms of the Prospectus and Statement of Additional Information, each Fund share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How To Redeem Fund Shares" in the Prospectus.

     The Funds, the Investment Adviser and the Distributor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act. Subject to certain limitations, the Code of Ethics permits persons subject to the Code to invest in securities, including securities that may be purchased or held by a Fund.

     Except as set forth below, no person owned of record or, to the knowledge of Growth Fund or Jundt Funds, Inc., as applicable, owned of record or beneficially more than 5% of any Class of a Fund's common shares as of December 31, 1999:

                                   GROWTH FUND

                                                                RECORD (R) OR
                                              NUMBER OF         BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                             SHARES OWNED          OWNERSHIP        OF CLASS
----------------                           ----------------     --------------     ----------
Merrill Lynch FBO                           53,805 Class A             R             33.09%
Customer Accounts                           57,070 Class B             R             26.70%
4800 Deer Lake Drive East, 3rd Floor        35,760 Class C             R             52.56%
Jacksonville, Florida 32246

Vacans Corporation                          12,367 Class A             R              7.61%
Profit Sharing Plan
59 East Horizon Circle
Oro Valley, Arizona 85737

Dain Rauscher Inc. FBO                      10,986 Class B             R              5.14%
Ruth Cliff
Theresa Cliff Ttees
U/W Cameron Cliff
P.O. box 97
LA Pine, Oregon 97739-0097

James R. Jundt                           1,017,656 Class I             B             19.50%
1550 Utica Avenue South, Suite 950
Minneapolis, Minnesota 55416

                            U.S. EMERGING GROWTH FUND

                                                              RECORD (R) OR
                                            NUMBER OF         BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                          SHARES OWNED          OWNERSHIP        OF CLASS
----------------                        -----------------     --------------     ----------
Merrill Lynch FBO                        268,141 Class A             R             16.97%
Customer Accounts                        617,832 Class B             R             46.72%
4800 Deer Lake Drive East, 3rd Floor     429,481 Class C             R             49.45%
Jacksonville, Florida 32246

REM Inc. & Affiliates                    221,880 Class A             R             14.04%
Employees Retirement Plan
6921 York Avenue South
Edina, Minnesota 55435

Columbus Circle Trust Co. FBO            136,692 Class A             R              8.65%
Ironworkers District
Council of New England
1 Station PL
Stamford, CT 06902-6800

Wendel & Co. c/o Bank of New York         48,580 Class I             R              8.69%
P.O. Box 1066
Wall Street Station
New York, New York 10268

James R. Jundt                           430,795 Class I             B             77.10%
1550 Utica Avenue South, Suite 950
Minneapolis, Minnesota 55416

                                OPPORTUNITY FUND

                                                              RECORD (R) OR
                                            NUMBER OF         BENEFICIAL (B)    PERCENTAGE
NAME AND ADDRESS                          SHARES OWNED         OWNERSHIP         OF CLASS
----------------                        -----------------    ---------------    ----------
Merrill Lynch FBO                        149,768 Class A            R             13.38%
Customer Accounts                        274,518 Class B            R             23.43%
4800 Deer Lake Drive East, 3rd Floor     282,220 Class C            R             32.51%
Jacksonville, Florida 32246

REM Inc. & Affiliates                    162,852 Class A            R             14.55%
Employees Retirement Plan
6921 York Avenue South
Edina, Minnesota 55435

Paul W. Bottum and                        60,247 Class I            R              5.10%
Teri B. Bottum JTWROS
1933 Oriole Avenue North
Stillwater, Minnesota 55082

Prudential Securities, Inc. FBO           63,463 Class C            R              7.31%
Mr. Lary Gunning
8275 N 61st PL Paradise
Valley, AZ 85253-8124

James R. Jundt                           922,237 Class I            B              78.1%
1550 Utica Avenue South, Suite 950
Minneapolis, Minnesota 55416

                                TWENTY-FIVE FUND

                                                               RECORD (R) OR
                                            NUMBER OF         BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                           SHARES OWNED         OWNERSHIP        OF CLASS
----------------                        -----------------     --------------     ----------
Merrill Lynch FBO                        202,024 Class A             R             25.48%
Customer Accounts                        233,870 Class B             R             29.47%
4800 Deer Lake Drive East, 3rd Floor     404,750 Class C             R             64.54%
Jacksonville, Florida 32246

REM Inc. & Affiliates                     94,637 Class A             R             11.94%
Employees Retirement Plan
U/A DTD 11/22/74
6921 York Avenue South
Edina, MN 55435-2517

James R. Jundt                           400,502 Class I             B             91.00%
1550 Utica Avenue South, Suite 950
Minneapolis, Minnesota 55416

                               MID-CAP GROWTH FUND

                                                           RECORD (R) OR
                                          NUMBER OF        BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                        SHARES OWNED          OWNERSHIP        OF CLASS
----------------                      ----------------     --------------     ----------
James R. Jundt                              1 Class A            R             100.00%
1550 Utica Avenue South, Suite 950          1 Class B            R             100.00%
Minneapolis, Minnesota 55416                1 Class C            R             100.00%
                                       10,000 Class I            R             100.00%

                            SCIENCE & TECHNOLOGY FUND

                                                           RECORD (R) OR
                                           NUMBER OF       BENEFICIAL (B)     PERCENTAGE
NAME AND ADDRESS                         SHARES OWNED        OWNERSHIP         OF CLASS
----------------                       ---------------    ----------------    ----------
James R. Jundt                              1 Class A            R             100.00%
1550 Utica Avenue South, Suite 950          1 Class B            R             100.00%
Minneapolis, Minnesota 55416                1 Class C            R             100.00%
                                       10,000 Class I            R             100.00%

                         FINANCIAL AND OTHER INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statements of Growth Fund and Jundt Funds, Inc. filed with the SEC under the Securities Act and the Investment Company Act (the "Registration Statements") with respect to the securities offered by the Prospectus and this Statement of Additional Information. Certain portions of the Registration Statements have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     In addition, the Schedules of Investments, Notes to Schedules of Investments, Financial Statements, Notes to Financial Statements and Independent Auditors' Report contained in the Annual Report of the Jundt Growth Fund, Inc. and Jundt Funds, Inc. dated December 31, 1999 (File Nos. 811-06317 and 811-09128, respectively) are incorporated herein by reference.

     Statements contained in the Prospectus or in this Statement of Additional Information as to any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.